UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Georgia Municipal Income Fund

Class A ETGAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$124,567,333
# of Portfolio Holdings	92
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Water and Sewer
16.5%
General Obligations
15.1%
Hospital
14.4%
Transportation
9.2%
Industrial Development Revenue
8.5%
Housing
7.8%
Education
6.8%
Special Tax Revenue
6.4%
Electric Utilities
5.3%
Other Revenue
4.7%
Other*
5.3%

Value	Value
OtherFootnote Reference*	5.3%
Other Revenue	4.7%
Electric Utilities	5.3%
Special Tax Revenue	6.4%
Education	6.8%
Housing	7.8%
Industrial Development Revenue	8.5%
Transportation	9.2%
Hospital	14.4%
General Obligations	15.1%
Water and Sewer	16.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
14.4%
AA
57.4%
A
17.6%
BBB
2.3%
BB
0.2%
Not Rated
8.1%

Value	Value
Not Rated	8.1%
BB	0.2%
BBB	2.3%
A	17.6%
AA	57.4%
AAA	14.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETGAX-TSR-SAR

Eaton Vance Georgia Municipal Income Fund

Class C ECGAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$124,567,333
# of Portfolio Holdings	92
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.3%
Other Revenue	4.7%
Electric Utilities	5.3%
Special Tax Revenue	6.4%
Education	6.8%
Housing	7.8%
Industrial Development Revenue	8.5%
Transportation	9.2%
Hospital	14.4%
General Obligations	15.1%
Water and Sewer	16.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.1%
BB	0.2%
BBB	2.3%
A	17.6%
AA	57.4%
AAA	14.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECGAX-TSR-SAR

Eaton Vance Georgia Municipal Income Fund

Class I EIGAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$124,567,333
# of Portfolio Holdings	92
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.3%
Other Revenue	4.7%
Electric Utilities	5.3%
Special Tax Revenue	6.4%
Education	6.8%
Housing	7.8%
Industrial Development Revenue	8.5%
Transportation	9.2%
Hospital	14.4%
General Obligations	15.1%
Water and Sewer	16.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.1%
BB	0.2%
BBB	2.3%
A	17.6%
AA	57.4%
AAA	14.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIGAX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class A ETMDX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$93,552,459
# of Portfolio Holdings	95
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
22.0%
Hospital
17.1%
Housing
14.7%
Transportation
14.5%
Special Tax Revenue
8.0%
Education
7.0%
Lease Rev./Cert. of Participation
5.1%
Water and Sewer
3.5%
Senior Living/Life Care
3.3%
Other*
4.8%

Value	Value
OtherFootnote Reference*	4.8%
Senior Living/Life Care	3.3%
Water and Sewer	3.5%
Lease Rev./Cert. of Participation	5.1%
Education	7.0%
Special Tax Revenue	8.0%
Transportation	14.5%
Housing	14.7%
Hospital	17.1%
General Obligations	22.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
24.9%
AA
36.3%
A
22.4%
BBB
7.6%
BB
2.3%
Not Rated
6.5%

Value	Value
Not Rated	6.5%
BB	2.3%
BBB	7.6%
A	22.4%
AA	36.3%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETMDX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class C ECMDX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$93,552,459
# of Portfolio Holdings	95
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.8%
Senior Living/Life Care	3.3%
Water and Sewer	3.5%
Lease Rev./Cert. of Participation	5.1%
Education	7.0%
Special Tax Revenue	8.0%
Transportation	14.5%
Housing	14.7%
Hospital	17.1%
General Obligations	22.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.5%
BB	2.3%
BBB	7.6%
A	22.4%
AA	36.3%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECMDX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class I EIMDX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$93,552,459
# of Portfolio Holdings	95
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.8%
Senior Living/Life Care	3.3%
Water and Sewer	3.5%
Lease Rev./Cert. of Participation	5.1%
Education	7.0%
Special Tax Revenue	8.0%
Transportation	14.5%
Housing	14.7%
Hospital	17.1%
General Obligations	22.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.5%
BB	2.3%
BBB	7.6%
A	22.4%
AA	36.3%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIMDX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class A ETMOX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$82,996,010
# of Portfolio Holdings	77
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
27.7%
Hospital
20.9%
Electric Utilities
9.7%
Transportation
8.7%
Senior Living/Life Care
6.6%
Water and Sewer
5.5%
Special Tax Revenue
5.0%
Lease Rev./Cert. of Participation
4.7%
Housing
4.6%
Education
4.6%
Other*
2.0%

Value	Value
OtherFootnote Reference*	2.0%
Education	4.6%
Housing	4.6%
Lease Rev./Cert. of Participation	4.7%
Special Tax Revenue	5.0%
Water and Sewer	5.5%
Senior Living/Life Care	6.6%
Transportation	8.7%
Electric Utilities	9.7%
Hospital	20.9%
General Obligations	27.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
1.8%
AA
63.2%
A
23.7%
BBB
2.8%
BB
2.4%
Not Rated
6.1%

Value	Value
Not Rated	6.1%
BB	2.4%
BBB	2.8%
A	23.7%
AA	63.2%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETMOX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class C ECMOX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$82,996,010
# of Portfolio Holdings	77
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Education	4.6%
Housing	4.6%
Lease Rev./Cert. of Participation	4.7%
Special Tax Revenue	5.0%
Water and Sewer	5.5%
Senior Living/Life Care	6.6%
Transportation	8.7%
Electric Utilities	9.7%
Hospital	20.9%
General Obligations	27.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
BB	2.4%
BBB	2.8%
A	23.7%
AA	63.2%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECMOX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class I EIMOX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$82,996,010
# of Portfolio Holdings	77
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Education	4.6%
Housing	4.6%
Lease Rev./Cert. of Participation	4.7%
Special Tax Revenue	5.0%
Water and Sewer	5.5%
Senior Living/Life Care	6.6%
Transportation	8.7%
Electric Utilities	9.7%
Hospital	20.9%
General Obligations	27.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
BB	2.4%
BBB	2.8%
A	23.7%
AA	63.2%
AAA	1.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIMOX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class A ETNCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$227,600,288
# of Portfolio Holdings	125
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Water and Sewer
21.2%
General Obligations
14.4%
Transportation
13.9%
Education
11.7%
Hospital
9.6%
Housing
7.3%
Senior Living/Life Care
7.1%
Electric Utilities
5.4%
Lease Rev./Cert. of Participation
3.0%
Other*
6.4%

Value	Value
OtherFootnote Reference*	6.4%
Lease Rev./Cert. of Participation	3.0%
Electric Utilities	5.4%
Senior Living/Life Care	7.1%
Housing	7.3%
Hospital	9.6%
Education	11.7%
Transportation	13.9%
General Obligations	14.4%
Water and Sewer	21.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
24.9%
AA
58.7%
A
2.4%
BBB
8.8%
BB
0.1%
Not Rated
5.1%

Value	Value
Not Rated	5.1%
BB	0.1%
BBB	8.8%
A	2.4%
AA	58.7%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETNCX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class C ECNCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$227,600,288
# of Portfolio Holdings	125
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.4%
Lease Rev./Cert. of Participation	3.0%
Electric Utilities	5.4%
Senior Living/Life Care	7.1%
Housing	7.3%
Hospital	9.6%
Education	11.7%
Transportation	13.9%
General Obligations	14.4%
Water and Sewer	21.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.1%
BB	0.1%
BBB	8.8%
A	2.4%
AA	58.7%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECNCX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class I EINCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$227,600,288
# of Portfolio Holdings	125
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.4%
Lease Rev./Cert. of Participation	3.0%
Electric Utilities	5.4%
Senior Living/Life Care	7.1%
Housing	7.3%
Hospital	9.6%
Education	11.7%
Transportation	13.9%
General Obligations	14.4%
Water and Sewer	21.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.1%
BB	0.1%
BBB	8.8%
A	2.4%
AA	58.7%
AAA	24.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EINCX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class A ETORX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$217,140,893
# of Portfolio Holdings	137
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
43.7%
Hospital
14.3%
Water and Sewer
12.1%
Education
8.5%
Special Tax Revenue
4.4%
Transportation
4.3%
Electric Utilities
4.3%
Housing
3.8%
Other*
4.6%

Value	Value
OtherFootnote Reference*	4.6%
Housing	3.8%
Electric Utilities	4.3%
Transportation	4.3%
Special Tax Revenue	4.4%
Education	8.5%
Water and Sewer	12.1%
Hospital	14.3%
General Obligations	43.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
6.9%
AA
76.5%
A
7.2%
BBB
4.6%
BB
1.7%
Not Rated
3.1%

Value	Value
Not Rated	3.1%
BB	1.7%
BBB	4.6%
A	7.2%
AA	76.5%
AAA	6.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETORX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class C ECORX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$217,140,893
# of Portfolio Holdings	137
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Housing	3.8%
Electric Utilities	4.3%
Transportation	4.3%
Special Tax Revenue	4.4%
Education	8.5%
Water and Sewer	12.1%
Hospital	14.3%
General Obligations	43.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
BB	1.7%
BBB	4.6%
A	7.2%
AA	76.5%
AAA	6.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECORX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class I EIORX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$217,140,893
# of Portfolio Holdings	137
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Housing	3.8%
Electric Utilities	4.3%
Transportation	4.3%
Special Tax Revenue	4.4%
Education	8.5%
Water and Sewer	12.1%
Hospital	14.3%
General Obligations	43.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
BB	1.7%
BBB	4.6%
A	7.2%
AA	76.5%
AAA	6.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIORX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class A EASCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$185,241,012
# of Portfolio Holdings	110
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Hospital
21.1%
General Obligations
16.0%
Electric Utilities
14.5%
Water and Sewer
12.6%
Education
7.5%
Transportation
6.9%
Senior Living/Life Care
5.4%
Housing
4.5%
Lease Rev./Cert. of Participation
4.4%
Other*
7.1%

Value	Value
OtherFootnote Reference*	7.1%
Lease Rev./Cert. of Participation	4.4%
Housing	4.5%
Senior Living/Life Care	5.4%
Transportation	6.9%
Education	7.5%
Water and Sewer	12.6%
Electric Utilities	14.5%
General Obligations	16.0%
Hospital	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
12.8%
AA
45.4%
A
27.2%
BBB
5.8%
BB
2.9%
Not Rated
5.9%

Value	Value
Not Rated	5.9%
BB	2.9%
BBB	5.8%
A	27.2%
AA	45.4%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EASCX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class C ECSCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$185,241,012
# of Portfolio Holdings	110
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.1%
Lease Rev./Cert. of Participation	4.4%
Housing	4.5%
Senior Living/Life Care	5.4%
Transportation	6.9%
Education	7.5%
Water and Sewer	12.6%
Electric Utilities	14.5%
General Obligations	16.0%
Hospital	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.9%
BB	2.9%
BBB	5.8%
A	27.2%
AA	45.4%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECSCX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class I EISCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$185,241,012
# of Portfolio Holdings	110
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.1%
Lease Rev./Cert. of Participation	4.4%
Housing	4.5%
Senior Living/Life Care	5.4%
Transportation	6.9%
Education	7.5%
Water and Sewer	12.6%
Electric Utilities	14.5%
General Obligations	16.0%
Hospital	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.9%
BB	2.9%
BBB	5.8%
A	27.2%
AA	45.4%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EISCX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class A ETVAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,885,362
# of Portfolio Holdings	70
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Hospital
17.9%
General Obligations
16.0%
Transportation
13.0%
Senior Living/Life Care
10.4%
Education
8.7%
Housing
8.6%
Water and Sewer
6.4%
Lease Rev./Cert. of Participation
4.9%
Bond Bank
4.2%
Electric Utilities
4.1%
Other*
5.8%

Value	Value
OtherFootnote Reference*	5.8%
Electric Utilities	4.1%
Bond Bank	4.2%
Lease Rev./Cert. of Participation	4.9%
Water and Sewer	6.4%
Housing	8.6%
Education	8.7%
Senior Living/Life Care	10.4%
Transportation	13.0%
General Obligations	16.0%
Hospital	17.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
21.2%
AA
49.9%
A
6.3%
BBB
9.0%
BB
3.2%
B
0.1%
Not Rated
10.3%

Value	Value
Not Rated	10.3%
B	0.1%
BB	3.2%
BBB	9.0%
A	6.3%
AA	49.9%
AAA	21.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETVAX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class C ECVAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,885,362
# of Portfolio Holdings	70
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.8%
Electric Utilities	4.1%
Bond Bank	4.2%
Lease Rev./Cert. of Participation	4.9%
Water and Sewer	6.4%
Housing	8.6%
Education	8.7%
Senior Living/Life Care	10.4%
Transportation	13.0%
General Obligations	16.0%
Hospital	17.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.3%
B	0.1%
BB	3.2%
BBB	9.0%
A	6.3%
AA	49.9%
AAA	21.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECVAX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class I EVAIX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,885,362
# of Portfolio Holdings	70
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.8%
Electric Utilities	4.1%
Bond Bank	4.2%
Lease Rev./Cert. of Participation	4.9%
Water and Sewer	6.4%
Housing	8.6%
Education	8.7%
Senior Living/Life Care	10.4%
Transportation	13.0%
General Obligations	16.0%
Hospital	17.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.3%
B	0.1%
BB	3.2%
BBB	9.0%
A	6.3%
AA	49.9%
AAA	21.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EVAIX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
February 28, 2025

Georgia    •     Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
Housing — 0.9%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$1,000	$ 1,050,890
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 1,050,890

Tax-Exempt Municipal Obligations — 95.5%
Security	Principal Amount (000's omitted)	Value
Education — 6.6%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,010,940
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	665,919
Georgia Private Colleges and Universities Authority, (Emory University), 4.00%, 9/1/40	2,000	2,030,140
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,947,920
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,621,567
		$ 8,276,486
Electric Utilities — 1.6%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$500	$ 509,125
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,535,910
		$ 2,045,035
Escrowed/Prerefunded — 2.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,589,625
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	875,118
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	380	408,477
		$ 2,873,220
General Obligations — 12.1%
Atlanta Urban Redevelopment Agency, GA, (Surface Transportation and Infrastructure), 5.00%, 7/1/38	$1,000	$ 1,157,200
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,000	$ 1,134,190
Bryan County School District, GA:
4.00%, 8/1/33	500	502,960
4.00%, 8/1/34	435	437,310
Dalton, GA, 5.00%, 2/1/48	1,735	1,786,634
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,579,539
5.00%, 6/1/43	750	819,975
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,002,380
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,120,690
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	700	688,422
Puerto Rico:
0.00%, 7/1/33	750	532,080
5.625%, 7/1/29	1,500	1,616,820
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,382
Walton County Public Facilities Authority, GA, 5.00%, 8/1/43	500	547,470
		$ 15,007,052
Hospital — 13.2%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,467,375
4.00%, 7/1/49	1,500	1,432,860
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,436,759
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,628,001
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,533,240
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,288,362
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,841,438
5.00%, 10/15/34	1,000	1,148,070
5.00%, 2/15/37	1,000	1,030,780
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	237,348
4.00%, 8/1/38	500	469,695
5.00%, 8/1/28	650	652,632
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,330,012
		$ 16,496,572

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 6.8%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 964,360
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,000	1,989,560
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,636,314
3.65%, 6/1/44	1,485	1,342,232
4.45%, 12/1/44	1,000	1,008,220
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,569,630
		$ 8,510,316
Industrial Development Revenue — 8.3%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,116,040
Burke County Development Authority, GA, (Georgia Power Co.):
1.45%, 7/1/49(1)	3,710	3,710,000
2.20%, 10/1/32	750	630,285
Monroe County Development Authority, GA, (Georgia Power Co.):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	948,400
2.25%, 7/1/25	1,000	994,160
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	1,976,640
		$ 10,375,525
Insured - Electric Utilities — 3.5%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/37	$1,470	$ 1,624,336
(AGM), 5.00%, 7/1/48	300	318,381
(AGM), 5.00%, 7/1/55	1,000	1,051,880
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	971,954
(NPFG), 5.25%, 7/1/34	420	421,138
		$ 4,387,689
Insured - General Obligations — 0.9%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,167,132
		$ 1,167,132
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,058,420
		$ 1,058,420
Insured - Lease Revenue/Certificates of Participation — 2.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,388	$ 1,417,800
Urban Redevelopment Agency of Dacula, Georgia, (City of Dacula), (AGC), 5.00%, 2/1/42	1,175	1,288,035
		$ 2,705,835
Insured - Water and Sewer — 3.6%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,139,650
Augusta Water and Sewer Revenue, GA, (BAM), 5.00%, 10/1/40	1,500	1,688,715
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,648,560
		$ 4,476,925
Lease Revenue/Certificates of Participation — 0.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 523,290
		$ 523,290
Other Revenue — 4.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 475,675
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,101,440
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,053,800
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,154,700
		$ 5,785,615
Senior Living/Life Care — 0.4%
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 510,535
		$ 510,535
Special Tax Revenue — 6.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 203,084
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	754,147
Atlanta Development Authority, GA, (Westside Gulch Area), 5.00%, 4/1/34(2)	1,500	1,524,960

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	$1,000	$ 1,129,470
Green Bonds, 5.00%, 7/1/45	2,000	2,176,220
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,008,420
		$ 7,796,301
Transportation — 9.0%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,765,600
(AMT), 4.00%, 7/1/40	3,000	2,971,590
(AMT), 5.25%, 7/1/42	1,420	1,549,745
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,950,440
		$ 11,237,375
Water and Sewer — 12.7%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$1,000	$ 1,005,790
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,225,363
Coweta County, GA, Water and Sewerage Authority, 5.00%, 6/1/49	1,000	1,076,380
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,135,850
5.00%, 10/1/45	2,650	2,860,436
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,507,320
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/35	1,000	1,167,990
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,828,831
Macon Water Authority, GA:
1.92%, 10/1/38(3)	1,000	1,000,000
5.00%, 10/1/39	750	855,878
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	1,006,734
5.25%, 2/1/47	1,000	1,091,270
		$ 15,761,842
Total Tax-Exempt Municipal Obligations (identified cost $118,071,734)		$118,995,165

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 505,200
		$ 505,200
Insured - General Obligations — 1.4%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,765,907
		$ 1,765,907
Total Taxable Municipal Obligations (identified cost $2,217,809)		$ 2,271,107
Total Investments — 98.2% (identified cost $121,289,543)		$122,317,162
Other Assets, Less Liabilities — 1.8%		$ 2,250,171
Net Assets — 100.0%		$124,567,333
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $3,704,684 or 3.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.6% of total investments.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 1,007,800
5.00%, 6/1/43	775	842,712
		$ 1,850,512
Education — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
5.00%, 10/1/43	$830	$ 893,055
5.00%, 10/1/49	950	978,149
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	523,863
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	995,511
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,049,810
University System of Maryland, 4.00%, 4/1/34	1,000	1,016,190
		$ 6,456,578
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 538,820
		$ 538,820
General Obligations — 21.0%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,045,850
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,895	1,925,983
Carroll County, MD, 4.00%, 11/1/42	1,370	1,391,646
Cecil County, MD, 4.50%, 8/1/53	935	949,493
Charles County, MD:
4.25%, 10/1/47	190	192,658
5.00%, 10/1/25	1,000	1,013,960
Frederick County, MD, 5.00%, 4/1/37	1,000	1,176,830
Maryland, 3.00%, 8/1/31	2,000	1,984,120
Montgomery County, MD:
2.00%, 8/1/39	2,000	1,561,400
4.00%, 8/1/40	1,200	1,223,556
Prince George's County, MD, 5.00%, 8/1/41	1,000	1,138,470
Puerto Rico:
0.00%, 7/1/33	750	532,080
5.625%, 7/1/29	1,000	1,077,880
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Talbot County, MD, 5.00%, 1/1/37	$1,380	$ 1,547,794
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,129,230
Green Bonds, 3.00%, 6/1/42	1,700	1,466,760
Green Bonds, 4.00%, 6/1/45	290	288,222
		$ 19,645,932
Hospital — 11.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,029,880
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	1,024,360
5.25%, 7/1/53	775	806,473
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,000,430
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,335	2,139,140
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,007,430
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	301,977
Montgomery County, MD, (Trinity Health Corp.):
4.00%, 12/1/44	2,000	1,978,500
5.00%, 12/1/45	1,000	1,010,430
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	865	822,719
		$ 11,121,339
Housing — 13.1%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,029,250
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	828,710
Social Bonds, 1.65%, 9/1/29	805	720,073
Social Bonds, 1.80%, 9/1/30	430	381,797
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	1,006,790
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,010,550
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	855	914,140
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,006,740

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	$1,000	$ 997,790
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	1,000	1,004,680
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	872,637
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	543,950
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,430
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	315	272,232
2.00%, 1/1/32	200	174,640
2.05%, 7/1/32	200	173,662
2.10%, 1/1/33	220	189,477
2.125%, 7/1/33	135	115,433
		$ 12,242,981
Industrial Development Revenue — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 766,995
		$ 766,995
Insured - Escrowed/Prerefunded — 1.4%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,310	$ 1,339,789
		$ 1,339,789
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,436,348
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AGM), 4.00%, 7/1/48	370	355,711
		$ 3,792,059
Insured - Special Tax Revenue — 0.6%
Anne Arundel County, MD, (The Village at Two Rivers), (AGC), 4.25%, 7/1/44	$530	$ 525,389
		$ 525,389
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 3.4%
Maryland Department of Transportation:
(AGC), (AMT), 5.25%, 8/1/40	$1,000	$ 1,110,170
(AGC), (AMT), 5.25%, 8/1/44	1,000	1,079,560
(AGC), (AMT), 5.25%, 8/1/49	910	973,928
		$ 3,163,658
Lease Revenue/Certificates of Participation — 5.0%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,250	$ 2,320,560
5.00%, 5/1/50	995	1,110,410
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	483,270
4.00%, 6/1/52	800	763,088
		$ 4,677,328
Senior Living/Life Care — 3.2%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 924,380
Howard County, MD, (Vantage House), 5.00%, 4/1/26	575	576,006
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	501,430
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,009,270
		$ 3,011,086
Special Tax Revenue — 7.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 203,084
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(1)	1,000	871,430
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	450	488,525
5.00%, 2/15/39	425	459,429
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,094,589
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	991,290
Green Bonds, 5.25%, 7/15/59	1,500	1,633,695
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,085,240
		$ 6,827,282
Transportation — 10.2%
Maryland Department of Transportation:
2.50%, 10/1/33	$700	$ 638,883
(AMT), 4.00%, 8/1/41	1,525	1,487,668
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	253,293

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	$500	$ 520,970
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,014,590
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,582,455
(AMT), 4.00%, 6/1/35	1,000	1,003,840
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,042,840
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,045,840
		$ 9,590,379
Water and Sewer — 3.4%
Washington Suburban Sanitary District, MD:
4.00%, 6/1/40	$1,500	$ 1,502,025
5.00%, 6/1/43	1,500	1,691,265
		$ 3,193,290
Total Tax-Exempt Municipal Obligations (identified cost $88,929,467)		$ 88,743,417

Taxable Municipal Obligations — 3.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(2)	$500	$ 510,460
		$ 510,460
Hospital — 0.8%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 778,950
		$ 778,950
Housing — 1.3%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.35%, 7/1/45(3)	$500	$ 500,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 4.42%, 7/1/39(3)	715	715,000
		$ 1,215,000
Security	Principal Amount (000's omitted)	Value
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 268,400
2.593%, 8/1/27	260	249,691
$ 518,091
Total Taxable Municipal Obligations (identified cost $3,260,028)		$ 3,022,501
Total Investments — 98.1% (identified cost $92,189,495)		$ 91,765,918
Other Assets, Less Liabilities — 1.9%		$ 1,786,541
Net Assets — 100.0%		$ 93,552,459
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $1,074,514 or 1.1% of the Fund's net assets.
(2)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.2% of total investments.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,009,708
Total Corporate Bonds (identified cost $992,470)		$ 1,009,708

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Education — 2.2%
Missouri Health and Educational Facilities Authority, (Saint Louis University), (LOC: Barclays Bank PLC), 1.60%, 10/1/35(1)	$400	$ 400,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.60%, 3/1/40(1)	1,400	1,400,000
		$ 1,800,000
Electric Utilities — 8.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,017,990
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	663,211
Green Bonds, 5.25%, 12/1/40	500	558,775
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,507,065
Springfield, MO, Public Utility Revenue:
4.00%, 8/1/35	1,000	1,001,640
4.00%, 8/1/36	2,000	2,002,560
		$ 6,751,241
General Obligations — 21.7%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 523,955
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,449,579
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,900,325
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,909,255
Kansas City, MO, 3.125%, 2/1/39	1,000	904,180
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	878,840
Nevada R-V School District, MO, 5.00%, 3/1/38	1,400	1,421,280
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pattonville R-3 School District, MO, 5.25%, 3/1/42	$1,160	$ 1,256,060
Puerto Rico:
5.625%, 7/1/29	250	269,470
5.75%, 7/1/31	750	837,907
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,064,810
Springfield School District No. R-12, MO, 2.25%, 3/1/40	1,455	1,097,827
St. Charles County Francis Howell R-III School District, MO, 2.00%, 3/1/40	1,000	738,850
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,448,719
University City School District, MO:
0.00%, 2/15/32	630	493,618
0.00%, 2/15/33	1,000	752,150
5.25%, 2/15/44	950	1,024,774
		$ 17,971,599
Hospital — 19.4%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 487,626
4.00%, 2/15/44	200	189,670
5.00%, 2/15/41	1,000	1,063,060
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	100	99,008
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	967,180
5.00%, 1/1/44	2,175	2,177,632
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	951,780
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,958,288
5.00%, 11/15/37	1,125	1,192,106
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,342,450
5.00%, 11/15/47	1,220	1,237,056
5.50%, 12/1/48	1,200	1,320,336
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	2,000	2,107,760
		$ 16,093,952
Housing — 4.5%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 673,628
3.00%, 11/1/39	605	532,497

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.30%, 12/1/47	$350	$ 322,329
3.40%, 11/1/46	916	839,091
4.15%, 11/1/38	380	384,355
4.45%, 11/1/44	495	499,495
4.60%, 11/1/49	495	500,173
		$ 3,751,568
Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,644,397
		$ 1,644,397
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 942,200
(NPFG), 5.25%, 7/1/34	215	215,583
		$ 1,157,783
Insured - General Obligations — 4.0%
Mineral Area Community College District, MO, (AGM), 5.00%, 3/1/44	$1,000	$ 1,053,180
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	1,001,740
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	1,135	1,230,261
		$ 3,285,181
Insured - Lease Revenue/Certificates of Participation — 4.6%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,089,992
(AMBAC), 0.00%, 4/15/30	2,105	1,748,055
		$ 3,838,047
Insured - Special Tax Revenue — 3.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,537,889
		$ 2,537,889
Insured - Transportation — 5.2%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,855,100
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
St. Louis, MO, (Lambert International Airport):
(AGM), 5.00%, 7/1/44	$1,250	$ 1,361,025
(NPFG), 5.50%, 7/1/30	1,000	1,125,720
		$ 4,341,845
Senior Living/Life Care — 6.5%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 1,002,490
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	500,100
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,365,366
5.25%, 2/1/48	375	394,594
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	506,080
5.00%, 9/1/38	250	253,745
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	500,400
5.125%, 12/1/45	950	911,962
		$ 5,434,737
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 203,084
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,360,705
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,666
		$ 1,586,455
Transportation — 3.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,278,191
(AMT), 5.00%, 3/1/46	1,500	1,529,985
		$ 2,808,176
Water and Sewer — 5.4%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$995	$ 970,433

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kansas City, MO, Water Revenue, 5.00%, 12/1/48	$2,225	$ 2,389,072
Missouri Environmental Improvement and Energy Resources Authority, (Tri County Water Authority), 5.00%, 1/1/40	1,000	1,127,920
		$ 4,487,425
Total Tax-Exempt Municipal Obligations (identified cost $76,326,594)		$ 77,490,295

Taxable Municipal Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Curators of the University of Missouri, 5.96%, 11/1/39(3)	$1,860	$ 1,938,008
		$ 1,938,008
General Obligations — 1.2%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 986,650
		$ 986,650
Insured - General Obligations — 0.5%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 375,000
		$ 375,000
Total Taxable Municipal Obligations (identified cost $3,299,186)		$ 3,299,658
Total Investments — 98.6% (identified cost $80,618,250)		$ 81,799,661
Other Assets, Less Liabilities — 1.4%		$ 1,196,349
Net Assets — 100.0%		$ 82,996,010
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $203,084 or 0.2% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 19.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 9.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Housing Authority of the City of Raleigh, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	$1,000	$ 996,530
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 996,530

Tax-Exempt Municipal Obligations — 94.4%
Security	Principal Amount (000's omitted)	Value
Education — 10.2%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 2,973,208
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,815	2,835,859
5.00%, 7/1/42	2,000	2,047,840
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	800	820,352
North Carolina State University at Raleigh, 4.00%, 10/1/46	1,200	1,193,544
University of North Carolina at Chapel Hill, 3.551%, (67% of SOFR + 0.65%), 12/1/41(1)	2,700	2,699,298
University of North Carolina at Charlotte, 5.00%, 10/1/47	8,000	8,190,480
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	912,177
Western Carolina University, NC:
4.00%, 4/1/50	415	397,740
5.00%, 10/1/36	1,000	1,045,720
		$ 23,116,218
Electric Utilities — 4.6%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,375	$ 2,430,646
5.00%, 3/1/46	2,625	2,827,676
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,600	4,830,368
5.00%, 12/1/46	370	399,064
		$ 10,487,754
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.5%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,056,720
		$ 1,056,720
General Obligations — 13.8%
Brunswick County, NC, 4.00%, 8/1/37	$1,155	$ 1,212,045
Concord, NC, 4.00%, 9/1/41	1,550	1,573,699
Greensboro, NC, 4.00%, 2/1/43	500	506,695
Guilford County, NC, 4.00%, 3/1/45(2)	1,000	997,230
Huntersville, NC:
4.00%, 12/1/41	1,365	1,402,933
4.00%, 12/1/42	1,450	1,477,448
4.00%, 12/1/43	1,450	1,469,111
4.00%, 12/1/44	1,325	1,321,979
Johnston County, NC:
4.00%, 2/1/40	1,500	1,541,640
4.00%, 2/1/41	1,475	1,496,181
Lee County, NC:
4.00%, 10/1/38	1,050	1,093,281
4.00%, 10/1/39	1,225	1,267,177
4.00%, 10/1/43	1,200	1,195,764
Mecklenburg County, NC, 4.00%, 2/1/45	2,370	2,363,388
North Carolina, 2.00%, 6/1/32	3,000	2,698,080
Pender County, NC, 4.00%, 3/1/45	2,875	2,842,110
Puerto Rico:
5.625%, 7/1/29	1,000	1,077,880
5.75%, 7/1/31	750	837,908
Wake Forest, NC:
4.00%, 9/1/39	505	525,983
4.00%, 9/1/40	1,065	1,104,788
4.00%, 9/1/41	1,145	1,176,190
4.00%, 9/1/42	1,170	1,191,727
4.00%, 9/1/43	905	916,720
4.00%, 9/1/44	225	224,503
		$ 31,514,460
Hospital — 9.2%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,005,800
(LOC: Royal Bank of Canada), 1.55%, 1/15/42(3)	1,900	1,900,000
(SPA: JPMorgan Chase Bank, N.A.), 1.65%, 1/15/48(3)	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 1.65%, 1/15/37(3)	230	230,000

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System): (continued)
(SPA: JPMorgan Chase Bank, N.A.), 1.65%, 1/15/38(3)	$2,000	$ 2,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,665	2,503,501
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/49	2,500	2,774,100
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	6,800	7,525,424
		$ 20,938,825
Housing — 6.5%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$605	$ 594,745
(Liq: TD Bank, N.A.), 1.50%, 1/1/50(3)	2,000	2,000,000
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,215	1,094,095
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	700	568,463
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,430,315
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,875	1,876,706
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,500	2,527,850
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	870	882,458
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,985	1,994,965
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,032,681
Raleigh Housing Authority, NC, (919 At Cross Link LP), (FNMA), 4.50%, 2/1/43	900	911,520
		$ 14,913,798
Industrial Development Revenue — 2.4%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (Aero Project), (AMT), 3.75% to 11/1/25 (Put Date), 12/1/27	$1,000	$ 1,000,070
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc. Project), 3.70%, 7/1/34(4)	4,500	4,500,000
		$ 5,500,070
Insured - Education — 0.0%(5)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,009
		$ 35,009
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,338,618
		$ 1,338,618
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 6.4%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$370	$ 384,463
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,061,600
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,652,575
(AGM), (AMT), 5.50%, 7/1/52	4,500	4,810,545
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,542,590
(AGM), 5.00%, 1/1/39	1,200	1,231,068
		$ 14,682,841
Lease Revenue/Certificates of Participation — 2.7%
Ashe County, NC, 5.00%, 6/1/42	$325	$ 358,810
Charlotte, NC, Certificates of Participation:
3.00%, 6/1/36	1,480	1,404,698
4.00%, 12/1/37	1,185	1,196,388
Wake County, NC, 4.00%, 3/1/37	1,910	1,978,645
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,120,360
		$ 6,058,901
Other Revenue — 0.7%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,502,270
		$ 1,502,270
Senior Living/Life Care — 6.8%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,036,280
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	1,000	897,780
5.00%, 9/1/44	1,260	1,305,410
5.00%, 9/1/49	1,095	1,117,656
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	410,562
5.50%, 9/1/44	1,380	1,430,729
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,000	1,984,760
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	1,024,221
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,215	1,137,203
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	515,445

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (The Pines at Davidson): (continued)
5.00%, 1/1/38	$1,000	$ 1,028,920
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	2,490	2,572,967
		$ 15,461,933
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$200	$ 203,084
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,740
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	3,042,756
		$ 4,247,580
Student Loan — 0.8%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43	$1,670	$ 1,718,848
		$ 1,718,848
Transportation — 6.9%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/47	$5,000	$ 5,101,600
(AMT), 5.00%, 7/1/42	1,000	1,017,000
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,550,026
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,612,750
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 1.82%, 5/1/36(7)	2,000	2,000,000
(AMT), 5.00%, 5/1/35	2,250	2,389,905
		$ 15,671,281
Water and Sewer — 20.4%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 751,215
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	540,880
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	2,400	2,385,048
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,500	6,621,420
5.00%, 7/1/49	1,430	1,561,002
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,395	2,182,300
4.00%, 8/1/43	1,250	1,255,225
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Durham, NC, Water and Sewer Utility System Revenue: (continued)
4.00%, 8/1/44	$925	$ 920,468
4.00%, 8/1/49	3,355	3,327,757
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,535	3,513,896
4.00%, 2/1/44	985	973,830
4.00%, 6/1/45	1,440	1,423,325
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	4,000	4,347,440
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	1,000	1,102,920
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	2,275	2,191,576
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	700	674,114
5.00%, 12/1/48	1,150	1,234,341
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	1,982,280
5.00%, 6/1/39	500	568,240
5.00%, 6/1/40	750	846,803
5.00%, 6/1/41	750	837,045
5.00%, 6/1/42	1,000	1,107,340
5.00%, 6/1/43	1,015	1,115,211
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	5,000	5,019,300
		$ 46,482,976
Total Tax-Exempt Municipal Obligations (identified cost $211,684,122)		$214,728,102

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,538,908
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	912,007
		$ 2,450,915
Lease Revenue/Certificates of Participation — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 425,430

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 177,054
		$ 602,484
Total Taxable Municipal Obligations (identified cost $3,057,913)		$ 3,053,399
Total Investments — 96.1% (identified cost $215,742,035)		$218,778,031
Other Assets, Less Liabilities — 3.9%		$ 8,822,257
Net Assets — 100.0%		$227,600,288
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(5)	Amount is less than 0.05%.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $203,084 or 0.1% of the Fund's net assets.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Education — 8.5%
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	$500	$ 500,860
Oregon State University:
4.00%, 4/1/44	2,000	1,986,580
5.00%, 4/1/45	2,670	2,923,783
University of Oregon:
5.00%, 4/1/48	5,330	5,450,831
5.00%, 4/1/50	2,500	2,597,275
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	888,930
4.00%, 12/1/41	3,005	2,966,446
4.00%, 12/1/51	1,275	1,164,815
		$ 18,479,520
Electric Utilities — 1.2%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,076,795
5.00%, 8/1/49	1,375	1,476,049
		$ 2,552,844
General Obligations — 39.9%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$1,770	$ 1,873,474
Bend, OR:
5.00%, 6/1/37	1,090	1,253,783
5.00%, 6/1/43	1,580	1,745,094
Benton County, OR, 5.00%, 6/1/48	970	1,042,226
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,194,207
Cannon Beach, OR, 5.00%, 6/1/49	675	715,844
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,883,122
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	442,193
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,292,708
5.00%, 6/15/40	1,585	1,643,265
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	562,380
0.00%, 6/15/43	1,000	412,530
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,241,426
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,332,660
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,792,414
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,142,310
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	$2,020	$ 2,107,850
5.00%, 6/15/37	1,605	1,667,595
Lake Oswego, OR:
5.00%, 6/1/46	1,590	1,740,334
5.00%, 6/1/49	2,565	2,771,226
Marion County School District No. 1 Gervais, OR, 5.25%, 6/15/49	1,975	2,159,544
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40	290	326,578
5.00%, 6/15/41	200	222,624
5.00%, 6/15/43	1,155	1,268,479
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,706,314
5.00%, 6/15/42	1,000	1,043,050
Oregon:
5.00%, 8/1/42	1,615	1,669,490
5.00%, 5/1/44	6,995	7,331,949
(Liq: JPMorgan Chase Bank, N.A.), 1.70%, 6/1/45(1)	1,210	1,210,000
(SPA: U.S. Bank, N.A.), 1.45%, 6/1/39(1)	2,905	2,905,000
(SPA: U.S. Bank, N.A.), 1.45%, 6/1/41(1)	580	580,000
Oregon City School District No. 62:
5.00%, 6/15/40(2)	1,245	1,421,927
5.00%, 6/15/41(2)	1,000	1,130,550
5.00%, 6/15/46(2)	1,880	2,058,976
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,698,250
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	545,030
5.00%, (0.00% until 6/15/25), 6/15/39	550	595,298
5.00%, (0.00% until 6/15/25), 6/15/40	400	429,584
5.00%, (0.00% until 6/15/25), 6/15/42	425	447,576
5.00%, (0.00% until 6/15/25), 6/15/43	500	523,215
5.00%, (0.00% until 6/15/25), 6/15/44	725	755,269
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	240	240,497
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	896,160
0.00%, 6/15/30	700	581,805
Portland, OR, 5.00%, 4/1/41	1,220	1,338,267
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,019,628
Puerto Rico:
5.625%, 7/1/29	500	538,940

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$750	$ 837,908
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,160	1,260,340
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,952,972
Redmond, OR:
5.00%, 6/1/28	605	605,635
5.00%, 6/1/38	1,000	1,060,210
5.00%, 6/1/42	125	135,323
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	871,640
0.00%, 6/15/30	1,215	1,021,463
St. Helens School District No. 502, OR, 5.00%, 6/15/45	5,075	5,342,046
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,230,240
0.00%, 6/15/51	5,000	1,394,800
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	298,846
Yamhill and Polk Counties School District No. 4-J Amity, OR, 5.00%, 6/15/47	1,950	2,078,544
		$ 86,590,608
Hospital — 14.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,572,049
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,687,699
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,501,110
(LOC: TD Bank, N.A.), 1.50%, 8/1/34(1)	4,300	4,300,000
(LOC: U.S. Bank, N.A.), 1.45%, 8/1/34(1)	3,200	3,200,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	315,894
5.00%, 10/1/40	1,750	1,809,920
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,543,575
Green Bonds, 4.00%, 7/1/41	2,605	2,630,607
Green Bonds, 4.00%, 7/1/44	2,100	2,096,703
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	2,550	2,561,093
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,102,720
		$ 31,321,370
Security	Principal Amount (000's omitted)	Value
Housing — 3.2%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$1,950	$ 1,977,320
4.75%, 1/1/49	975	995,426
(AMT), 3.45%, 1/1/33	910	874,374
(AMT), 5.15%, 7/1/42	870	881,475
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,175	2,171,672
		$ 6,900,267
Industrial Development Revenue — 1.4%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,037,110
		$ 3,037,110
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,036,421
(NPFG), 5.25%, 7/1/34	2,120	2,125,745
		$ 3,162,166
Insured - General Obligations — 3.1%
Hermiston, OR, (AGM), 4.00%, 12/1/44	$670	$ 662,778
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	3,795	4,182,811
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	901,390
(AGC), 0.00%, 6/1/29	1,225	1,065,566
		$ 6,812,545
Lease Revenue/Certificates of Participation — 1.2%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$545	$ 564,675
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,050	2,051,947
		$ 2,616,622
Senior Living/Life Care — 2.3%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 100,354
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,819,670
5.00%, 12/1/36	750	754,043
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	695,955

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Salem Hospital Facility Authority, OR, (Capital Manor): (continued)
5.00%, 5/15/33	$540	$ 550,681
		$ 4,920,703
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 203,084
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	1,210	1,315,113
5.00%, 11/15/40	4,630	5,029,013
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,108,841
		$ 8,656,051
Transportation — 4.3%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,602,028
(AMT), 5.00%, 7/1/36	1,265	1,289,440
(AMT), 5.00%, 7/1/44	1,990	2,034,377
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,524,229
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,855,563
		$ 9,305,637
Water and Sewer — 12.2%
Medford Water Commission, OR:
5.00%, 7/15/49	$3,225	$ 3,474,067
5.00%, 7/15/54	2,550	2,738,623
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	2,350	2,705,367
5.00%, 5/1/39	550	630,514
5.00%, 10/1/43	1,125	1,251,371
5.00%, 10/1/44	1,450	1,603,917
5.00%, 10/1/49	3,500	3,781,050
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,052,170
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	450	433,710
5.00%, 6/15/40	240	265,102
5.00%, 6/15/41	330	361,657
5.00%, 6/15/42	335	364,728
5.00%, 6/15/43	295	319,208
Tualatin Valley Water District, OR:
5.00%, 6/1/47	1,595	1,729,538
5.00%, 6/1/48	995	1,074,630
5.00%, 6/1/53	1,320	1,409,219
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tualatin Valley Water District, OR: (continued)
5.00%, 6/1/54	$3,005	$ 3,205,734
		$ 26,400,605
Total Tax-Exempt Municipal Obligations (identified cost $207,876,664)		$210,756,048

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.6%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(3)	$300	$ 286,680
Green Bonds, 2.37%, 11/1/27(3)	1,350	1,262,506
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	1,550	1,178,791
2.987%, 9/1/36	1,000	854,330
		$ 3,582,307
General Obligations — 1.0%
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	$2,065	$ 2,077,844
		$ 2,077,844
Insured - Housing — 0.6%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.659%, 7/1/26	$175	$ 167,457
(AGM), 2.255%, 7/1/28	175	160,001
(AGM), 2.579%, 7/1/30	250	219,480
(AGM), 3.508%, 7/1/41	1,000	790,570
		$ 1,337,508

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$910	$ 929,638
		$ 929,638
Total Taxable Municipal Obligations (identified cost $8,207,840)		$ 7,927,297
Total Investments — 100.7% (identified cost $216,084,504)		$218,683,345
Other Assets, Less Liabilities — (0.7)%		$ (1,542,452)
Net Assets — 100.0%		$217,140,893
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $1,752,270 or 0.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	– Federal National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.2%
Security	Principal Amount (000's omitted)	Value
Education — 4.8%
Clemson University, SC:
5.00%, 5/1/42	$50	$ 55,629
5.00%, 5/1/44	120	131,863
5.00%, 5/1/55	100	107,291
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	965	939,264
4.00%, 12/1/41	320	307,213
4.00%, 12/1/43	465	439,299
4.125%, 12/1/45	320	299,222
4.25%, 12/1/49	1,010	946,330
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	2,022,180
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,021,230
University of South Carolina, 5.00%, 5/1/46	2,485	2,633,876
		$ 8,903,397
Electric Utilities — 9.4%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,310	$ 2,176,782
5.00%, 1/1/47	4,950	4,978,215
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,918,175
5.00%, 12/1/43(2)	1,000	1,092,300
5.00%, 12/1/44(2)	1,250	1,352,163
5.25%, 12/1/54	2,920	3,126,064
5.50%, 12/1/40	1,500	1,697,280
		$ 17,340,979
General Obligations — 16.2%
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	$1,710	$ 1,851,588
5.00%, 3/1/47	2,060	2,223,502
Florence County, SC, 4.00%, 2/1/45	225	222,426
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	3,200	3,225,920
Oconee County, SC:
5.00%, 4/1/42	2,345	2,571,128
5.00%, 4/1/43	2,000	2,180,500
Puerto Rico:
5.625%, 7/1/29	500	538,940
5.75%, 7/1/31	1,250	1,396,513
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,269,015
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
South Carolina, (Clemson University), 5.00%, 4/1/38	$5,000	$ 5,617,200
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,790	5,146,903
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	847,085
		$ 30,090,720
Hospital — 21.4%
Greenville Health System, SC, 5.00%, 5/1/39	$2,500	$ 2,500,900
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,197,187
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,616,866
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,984,480
5.00%, 2/1/38	2,405	2,430,132
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	606,495
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare Project):
5.00%, 11/15/34	350	369,593
5.50%, 11/15/44	2,125	2,246,465
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,495	1,435,290
5.00%, 10/1/37	1,000	1,112,800
5.00%, 12/1/46	2,750	2,852,025
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,940	1,908,572
5.00%, 11/1/48	2,150	2,197,623
5.25%, 11/1/54(3)	2,000	2,161,500
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	3,052,995
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,564,200
(LOC: TD Bank, N.A.), 1.50%, 5/1/48(4)	3,280	3,280,000
(LOC: TD Bank, N.A.), 1.50%, 5/1/48(4)	600	600,000
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/48	2,500	2,539,725
		$ 39,656,848
Housing — 4.6%
South Carolina Housing Finance and Development Authority:
2.80%, 7/1/34	$515	$ 468,284

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority: (continued)
4.20%, 7/1/42	$630	$ 624,065
4.375%, 7/1/44	3,000	3,010,980
4.75%, 7/1/43	865	883,373
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	975	986,749
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways Projects), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62(2)	2,500	2,500,000
		$ 8,473,451
Industrial Development Revenue — 2.2%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,025,400
		$ 4,025,400
Insured - Education — 2.8%
College of Charleston, SC:
(AGC), 4.125%, 4/1/42	$2,375	$ 2,393,121
(AGC), 4.25%, 4/1/43	2,805	2,841,213
		$ 5,234,334
Insured - Electric Utilities — 5.3%
Greer, SC, Combined Utility System:
(BAM), 4.00%, 9/1/44	$650	$ 636,506
(BAM), 5.00%, 9/1/42	1,600	1,752,832
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,066,174
(NPFG), 5.25%, 7/1/32	1,350	1,354,442
(NPFG), 5.25%, 7/1/34	1,820	1,824,932
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,430	3,249,445
		$ 9,884,331
Insured - Utilities — 1.7%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$900	$ 941,562
(AMBAC), 5.50%, 9/1/32	2,000	2,211,480
		$ 3,153,042
Lease Revenue/Certificates of Participation — 4.3%
Corporation ForGreer, SC, (City Improvement):
4.00%, 9/1/45	$1,270	$ 1,227,811
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Corporation ForGreer, SC, (City Improvement): (continued)
4.125%, 9/1/49	$1,000	$ 968,870
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	978,760
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,585,725
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	500	489,310
5.00%, 9/1/49	2,450	2,627,453
		$ 7,877,929
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,502,270
		$ 1,502,270
Senior Living/Life Care — 5.4%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,021,170
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,240	1,111,623
4.00%, 4/1/54	795	696,380
5.00%, 4/1/54	2,980	3,013,227
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	1,000	1,079,730
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	652,032
5.00%, 4/1/38	1,000	1,011,190
5.00%, 4/1/48	1,000	1,001,000
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	511,735
		$ 10,098,087
Special Tax Revenue — 2.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 203,084
Anderson, SC, (Hospitality Fee), 4.00%, 2/1/40	220	219,423
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	991,460
Myrtle Beach, SC, (Hospitality Fee):
4.00%, 6/1/41	150	148,617
4.00%, 6/1/42	235	231,174
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,776,641
		$ 4,570,399

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 7.0%
Charleston County Airport District, SC:
5.00%, 7/1/41	$480	$ 530,904
5.25%, 7/1/54	1,525	1,655,677
(AMT), 5.25%, 7/1/49	1,000	1,060,270
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,500	2,710,200
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,187,562
(AMT), 5.00%, 7/1/44	5,705	5,825,490
		$ 12,970,103
Water and Sewer — 12.8%
Aiken, SC, 5.00%, 8/1/53	$1,000	$ 1,062,850
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	1,000	978,650
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,697,725
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	1,235	1,198,975
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	5,360	5,764,090
Dorchester County, SC, Waterworks and Sewer System Revenue, 5.00%, 10/1/54	1,050	1,136,069
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	1,590	1,481,021
4.25%, 9/1/48	3,525	3,530,710
Greenville County Metropolitan Sewer Subdistrict, SC:
4.00%, 6/1/44	300	293,808
4.00%, 6/1/49	1,000	970,830
5.00%, 6/1/42	340	376,496
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	2,075	2,054,043
South Island Public Service District, SC:
4.00%, 4/1/49	1,160	1,126,325
5.00%, 4/1/47	1,000	1,059,590
		$ 23,731,182
Total Tax-Exempt Municipal Obligations (identified cost $184,843,548)		$187,512,472

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 401,415
		$ 401,415
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 445,959
		$ 445,959
Total Taxable Municipal Obligations (identified cost $950,000)		$ 847,374
Total Investments — 101.7% (identified cost $185,793,548)		$188,359,846
Other Assets, Less Liabilities — (1.7)%		$ (3,118,834)
Net Assets — 100.0%		$185,241,012
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $2,225,264 or 1.2% of the Fund's net assets.
(2)	When-issued security.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 3.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,504,860
5.25%, 11/1/47	230	255,358
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	441,785
		$ 2,202,003
Education — 5.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,006,780
Virginia College Building Authority, 3.00%, 9/1/38	215	196,392
Virginia College Building Authority, (University of Richmond):
(SPA: U.S. Bank, N.A.), 1.45%, 11/1/36(1)	1,000	1,000,000
(SPA: U.S. Bank, N.A.), 1.80%, 8/1/34(2)	1,000	1,000,000
		$ 3,203,172
Electric Utilities — 2.4%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,509,360
		$ 1,509,360
General Obligations — 15.5%
Alexandria, VA, 4.00%, 12/15/44	$1,190	$ 1,199,425
Bristol, VA, 5.00%, 9/1/27	1,000	1,010,080
Falls Church, VA, 3.00%, 7/15/41	1,000	881,770
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,081,523
Lynchburg, VA:
2.375%, 8/1/40	1,245	984,621
4.00%, 6/1/44	705	702,356
Newport News, VA, 4.00%, 2/1/42	1,650	1,667,853
Puerto Rico:
0.00%, 7/1/33	750	532,080
5.625%, 7/1/29	1,000	1,077,880
Virginia, 2.00%, 6/1/28	450	429,979
		$ 9,567,567
Hospital — 15.8%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.85%, 10/1/48(2)	$650	$ 650,000
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	1,045	1,005,300
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System Project): (continued)
4.125%, 5/15/54	$685	$ 672,437
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	865	822,719
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (SPA: PNC Bank, N.A.), 1.85%, 7/1/37(2)	1,000	1,000,000
Virginia Commonwealth University Health System Authority:
4.00%, 7/1/54	1,420	1,345,805
(LOC: TD Bank, N.A.), 1.50%, 7/1/37(1)	1,500	1,500,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,885	1,768,771
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	965	990,843
		$ 9,755,875
Housing — 8.4%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,664,764
Virginia Housing Development Authority:
4.10%, 10/1/27	2,000	2,001,020
4.40%, 10/1/44	1,000	1,008,610
4.45%, 7/1/45	535	539,660
		$ 5,214,054
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 992,260
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	60,001
		$ 1,052,261
Insured - Education — 3.4%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,925	$ 2,101,388
		$ 2,101,388
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 991,790
		$ 991,790

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.8%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,116,430
		$ 1,116,430
Insured - Transportation — 1.4%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$880	$ 887,638
		$ 887,638
Lease Revenue/Certificates of Participation — 4.8%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 976,480
Virginia Port Authority, 5.25%, 7/1/48	810	886,107
Virginia Public Building Authority, (AMT), 4.00%, 8/1/39	1,140	1,116,140
		$ 2,978,727
Other Revenue — 0.5%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 1.80%, 2/15/38(2)	$300	$ 300,000
		$ 300,000
Senior Living/Life Care — 10.2%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 640,902
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	620	555,613
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,512,765
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,181,027
7.00%, 9/1/53	500	570,025
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,848,140
		$ 6,308,472
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 203,084
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	17	15,618
0.00%, 7/1/29	17	14,659
0.00%, 7/1/31	22	17,656
0.00%, 7/1/33	50	37,038
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
0.00%, 7/1/46	$287	$ 96,731
0.00%, 7/1/51	528	131,583
4.50%, 7/1/34	110	110,047
4.536%, 7/1/53	3	2,983
5.00%, 7/1/58	512	514,156
		$ 1,143,555
Transportation — 11.3%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,808,905
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	600	643,746
Virginia Port Authority, (AMT), 5.00%, 7/1/45	800	800,760
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,734,136
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,007,380
		$ 6,994,927
Water and Sewer — 6.3%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$700	$ 794,381
Caroline County, VA, Water and Sewer System Revenue, 3.00%, 4/1/32	10	9,682
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	900,117
Hampton Roads Sanitation District, VA, 4.00%, 10/1/38	1,690	1,712,460
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/37	520	479,299
		$ 3,895,939
Total Tax-Exempt Municipal Obligations (identified cost $58,446,224)		$ 59,223,158

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 374,438
		$ 374,438

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 123,069
		$ 123,069
Total Taxable Municipal Obligations (identified cost $580,000)		$ 497,507

Short-Term Investments — 1.6%
U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/10/25	$1,000	$ 995,537
Total U.S. Treasury Obligations (identified cost $995,291)		$ 995,537
Total Short-Term Investments (identified cost $995,291)		$ 995,537
Total Investments — 98.1% (identified cost $60,021,515)		$ 60,716,202
Other Assets, Less Liabilities — 1.9%		$ 1,169,160
Net Assets — 100.0%		$ 61,885,362
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $263,085 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 6.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Assets and Liabilities (Unaudited)

	February 28, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$121,289,543	$92,189,495	$80,618,250	$215,742,035
Unrealized appreciation (depreciation)	1,027,619	(423,577)	1,181,411	3,035,996
Investments, at value	$122,317,162	$91,765,918	$81,799,661	$218,778,031
Cash	$422,872	$961,188	$297,779	$7,806,942
Interest receivable	1,368,923	895,752	1,018,628	2,203,228
Receivable for investments sold	—	10,042	25,478	189,118
Receivable for Fund shares sold	836,677	90,476	50,680	179,565
Trustees' deferred compensation plan	21,896	25,980	33,069	45,443
Total assets	$124,967,530	$93,749,356	$83,225,295	$229,202,327
Liabilities
Payable for when-issued securities	$—	$—	$—	$982,420
Payable for Fund shares redeemed	211,988	49,399	78,769	199,197
Distributions payable	51,462	41,263	30,152	209,085
Payable to affiliates:
Investment adviser fee	33,473	23,732	20,778	66,941
Distribution and service fees	6,493	5,860	8,538	11,953
Sub-transfer agency fee	1,267	2,890	1,992	5,318
Trustees' deferred compensation plan	21,896	25,980	33,069	45,443
Payable for custodian fee	22,312	18,762	18,316	33,628
Payable for legal and accounting services	34,984	18,524	28,150	26,065
Accrued expenses	16,322	10,487	9,521	21,989
Total liabilities	$400,197	$196,897	$229,285	$1,602,039
Net Assets	$124,567,333	$93,552,459	$82,996,010	$227,600,288
Sources of Net Assets
Paid-in capital	$132,262,658	$100,326,157	$86,847,002	$239,036,064
Accumulated loss	(7,695,325)	(6,773,698)	(3,850,992)	(11,435,776)
Net Assets	$124,567,333	$93,552,459	$82,996,010	$227,600,288
Class A Shares
Net Assets	$30,484,881	$29,208,731	$45,303,422	$56,807,327
Shares Outstanding	3,761,064	3,483,862	5,220,919	6,731,109
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.11	$8.38	$8.68	$8.44
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.38	$8.66	$8.97	$8.72
Class C Shares
Net Assets	$2,525,528	$1,927,502	$2,099,363	$4,441,783
Shares Outstanding	291,318	210,823	219,166	489,353
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.67	$9.14	$9.58	$9.08
Class I Shares
Net Assets	$91,556,924	$62,416,226	$35,593,225	$166,351,178
Shares Outstanding	11,266,106	7,428,927	4,096,399	19,657,865
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.13	$8.40	$8.69	$8.46
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$216,084,504	$185,793,548	$60,021,515
Unrealized appreciation	2,598,841	2,566,298	694,687
Investments, at value	$218,683,345	$188,359,846	$60,716,202
Cash	$1,980,676	$1,561,551	$560,461
Interest receivable	1,938,252	2,460,403	614,741
Receivable for Fund shares sold	198,856	57,915	147,157
Trustees' deferred compensation plan	46,320	47,339	47,583
Total assets	$222,847,449	$192,487,054	$62,086,144
Liabilities
Payable for floating rate notes issued	$—	$1,600,008	$—
Payable for when-issued securities	4,531,140	4,923,433	—
Payable for Fund shares redeemed	942,607	376,220	56,247
Distributions payable	19,526	131,915	26,177
Payable to affiliates:
Investment adviser fee	64,529	55,527	13,558
Distribution and service fees	15,314	14,715	5,956
Sub-transfer agency fee	2,104	1,517	2,633
Trustees' deferred compensation plan	46,320	47,339	47,583
Interest expense and fees payable	—	18,441	—
Payable for custodian fee	31,594	29,772	16,203
Payable for legal and accounting services	30,776	29,330	25,939
Accrued expenses	22,646	17,825	6,486
Total liabilities	$5,706,556	$7,246,042	$200,782
Net Assets	$217,140,893	$185,241,012	$61,885,362
Sources of Net Assets
Paid-in capital	$236,704,565	$196,783,600	$69,339,464
Accumulated loss	(19,563,672)	(11,542,588)	(7,454,102)
Net Assets	$217,140,893	$185,241,012	$61,885,362
Class A Shares
Net Assets	$81,485,543	$74,937,720	$31,242,219
Shares Outstanding	10,205,297	8,659,883	4,337,833
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.98	$8.65	$7.20
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.25	$8.94	$7.44
Class C Shares
Net Assets	$3,581,836	$4,391,584	$1,634,159
Shares Outstanding	409,759	478,373	204,793
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.74	$9.18	$7.98

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Class I Shares
Net Assets	$132,073,514	$105,911,708	$29,008,984
Shares Outstanding	16,554,714	12,229,308	4,019,701
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.98	$8.66	$7.22
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Operations (Unaudited)

	Six Months Ended February 28, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$2,398,082	$1,746,054	$1,782,464	$4,452,273
Total investment income	$2,398,082	$1,746,054	$1,782,464	$4,452,273
Expenses
Investment adviser fee	$212,909	$143,632	$135,252	$425,796
Distribution and service fees:
Class A	30,588	29,813	45,947	54,362
Class C	12,736	8,241	11,432	22,343
Trustees’ fees and expenses	4,129	3,177	2,905	7,359
Custodian fee	19,140	16,098	15,666	28,787
Transfer and dividend disbursing agent fees	12,964	14,653	13,624	30,341
Legal and accounting services	33,534	41,045	31,935	35,925
Printing and postage	8,198	4,590	3,055	6,016
Registration fees	1,386	3,269	2,253	597
Miscellaneous	30,430	29,717	26,298	33,854
Total expenses	$366,014	$294,235	$288,367	$645,380
Net investment income	$2,032,068	$1,451,819	$1,494,097	$3,806,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(114,882)	$(68,397)	$(22,685)	$84,408
Net realized gain (loss)	$(114,882)	$(68,397)	$(22,685)	$84,408
Change in unrealized appreciation (depreciation):
Investments	$(432,135)	$29,840	$(475,286)	$(1,619,832)
Net change in unrealized appreciation (depreciation)	$(432,135)	$29,840	$(475,286)	$(1,619,832)
Net realized and unrealized loss	$(547,017)	$(38,557)	$(497,971)	$(1,535,424)
Net increase in net assets from operations	$1,485,051	$1,413,262	$996,126	$2,271,469

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$4,216,622	$4,010,349	$1,260,077
Total investment income	$4,216,622	$4,010,349	$1,260,077
Expenses
Investment adviser fee	$389,193	$356,212	$86,252
Distribution and service fees:
Class A	82,355	73,560	31,596
Class C	17,462	22,296	7,957
Trustees’ fees and expenses	6,856	6,321	2,207
Custodian fee	27,479	25,613	14,937
Transfer and dividend disbursing agent fees	27,488	18,581	11,981
Legal and accounting services	53,734	49,027	34,357
Printing and postage	5,916	5,173	1,874
Registration fees	3,212	1,186	1,810
Interest expense and fees	—	29,189	—
Miscellaneous	35,849	26,940	20,295
Total expenses	$649,544	$614,098	$213,266
Net investment income	$3,567,078	$3,396,251	$1,046,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$154,834	$126,767	$218,484
Net realized gain	$154,834	$126,767	$218,484
Change in unrealized appreciation (depreciation):
Investments	$(1,333,603)	$(1,344,364)	$(451,746)
Net change in unrealized appreciation (depreciation)	$(1,333,603)	$(1,344,364)	$(451,746)
Net realized and unrealized loss	$(1,178,769)	$(1,217,597)	$(233,262)
Net increase in net assets from operations	$2,388,309	$2,178,654	$813,549

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,032,068	$1,451,819	$1,494,097	$3,806,893
Net realized gain (loss)	(114,882)	(68,397)	(22,685)	84,408
Net change in unrealized appreciation (depreciation)	(432,135)	29,840	(475,286)	(1,619,832)
Net increase in net assets from operations	$1,485,051	$1,413,262	$996,126	$2,271,469
Distributions to shareholders:
Class A	$(481,786)	$(460,252)	$(794,150)	$(878,099)
Class C	(32,134)	(20,311)	(32,508)	(58,113)
Class I	(1,490,081)	(944,908)	(639,748)	(2,821,922)
Total distributions to shareholders	$(2,004,001)	$(1,425,471)	$(1,466,406)	$(3,758,134)
Transactions in shares of beneficial interest:
Class A	$(704,678)	$(1,526,663)	$(914,488)	$4,648,583
Class C	(269,919)	282,770	(721,940)	(845,689)
Class I	3,600,174	10,271,016	1,291,902	8,875,246
Net increase (decrease) in net assets from Fund share transactions	$2,625,577	$9,027,123	$(344,526)	$12,678,140
Net increase (decrease) in net assets	$2,106,627	$9,014,914	$(814,806)	$11,191,475
Net Assets
At beginning of period	$122,460,706	$84,537,545	$83,810,816	$216,408,813
At end of period	$124,567,333	$93,552,459	$82,996,010	$227,600,288

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2025 (Unaudited)
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,567,078	$3,396,251	$1,046,811
Net realized gain	154,834	126,767	218,484
Net change in unrealized appreciation (depreciation)	(1,333,603)	(1,344,364)	(451,746)
Net increase in net assets from operations	$2,388,309	$2,178,654	$813,549
Distributions to shareholders:
Class A	$(1,379,323)	$(1,295,411)	$(516,602)
Class C	(47,784)	(64,959)	(21,106)
Class I	(2,097,486)	(2,015,944)	(478,304)
Total distributions to shareholders	$(3,524,593)	$(3,376,314)	$(1,016,012)
Transactions in shares of beneficial interest:
Class A	$72,331	$4,238,879	$(1,312,591)
Class C	(185,674)	(554,937)	(122,718)
Class I	23,850,051	788,810	2,561,409
Net increase in net assets from Fund share transactions	$23,736,708	$4,472,752	$1,126,100
Net increase in net assets	$22,600,424	$3,275,092	$923,637
Net Assets
At beginning of period	$194,540,469	$181,965,920	$60,961,725
At end of period	$217,140,893	$185,241,012	$61,885,362

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,624,506	$2,509,514	$3,071,243	$6,269,453
Net realized loss	(1,556,161)	(569,487)	(803,390)	(1,558,313)
Net change in unrealized appreciation (depreciation)	4,330,028	2,862,280	2,605,214	6,621,769
Net increase in net assets from operations	$6,398,373	$4,802,307	$4,873,067	$11,332,909
Distributions to shareholders:
Class A	$(978,632)	$(900,204)	$(1,725,847)	$(1,579,619)
Class C	(72,294)	(66,260)	(108,398)	(137,075)
Class I	(2,526,016)	(1,556,858)	(1,196,857)	(4,492,445)
Total distributions to shareholders	$(3,576,942)	$(2,523,322)	$(3,031,102)	$(6,209,139)
Transactions in shares of beneficial interest:
Class A	$(5,749,456)	$1,446,782	$(7,003,325)	$(2,129,611)
Class C	(594,504)	(1,846,431)	(2,155,329)	(1,262,964)
Class I	10,111,310	6,199,764	3,674,764	27,916,423
Net increase (decrease) in net assets from Fund share transactions	$3,767,350	$5,800,115	$(5,483,890)	$24,523,848
Net increase (decrease) in net assets	$6,588,781	$8,079,100	$(3,641,925)	$29,647,618
Net Assets
At beginning of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195
At end of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,757,205	$6,053,608	$2,034,206
Net realized loss	(1,467,229)	(2,700,956)	(681,113)
Net change in unrealized appreciation (depreciation)	5,224,540	6,041,124	2,158,752
Net increase in net assets from operations	$9,514,516	$9,393,776	$3,511,845
Distributions to shareholders:
Class A	$(2,451,797)	$(2,373,250)	$(1,139,193)
Class C	(113,565)	(128,869)	(40,832)
Class I	(3,142,678)	(3,527,865)	(844,824)
Total distributions to shareholders	$(5,708,040)	$(6,029,984)	$(2,024,849)
Transactions in shares of beneficial interest:
Class A	$11,897,438	$(1,117,463)	$(2,119,105)
Class C	(1,116,638)	(72,906)	137,984
Class I	27,636,467	7,146,305	3,401,623
Net increase in net assets from Fund share transactions	$38,417,267	$5,955,936	$1,420,502
Net increase in net assets	$42,223,743	$9,319,728	$2,907,498
Net Assets
At beginning of year	$152,316,726	$172,646,192	$58,054,227
At end of year	$194,540,469	$181,965,920	$60,961,725

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.14	$7.93	$8.02	$8.87	$8.80	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.24	$0.20	$0.14	$0.15	$0.20
Net realized and unrealized gain (loss)	(0.03)	0.21	(0.09)	(0.85)	0.07	0.03
Total income (loss) from operations	$0.10	$0.45	$0.11	$(0.71)	$0.22	$0.23
Less Distributions
From net investment income	$(0.13)	$(0.24)	$(0.20)	$(0.14)	$(0.15)	$(0.20)
Total distributions	$(0.13)	$(0.24)	$(0.20)	$(0.14)	$(0.15)	$(0.20)
Net asset value — End of period	$8.11	$8.14	$7.93	$8.02	$8.87	$8.80
Total Return(2)	1.20%(3)	5.77%	1.41%	(8.03)%	2.52%	2.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,485	$31,318	$36,206	$39,103	$48,535	$45,047
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.73%(5)	0.71%	0.69%	0.65%	0.65%	0.67%
Net expenses	0.73%(5)	0.71%	0.69%	0.65%	0.65%	0.67%
Net investment income	3.20%(5)	3.04%	2.54%	1.69%	1.66%	2.26%
Portfolio Turnover	22%(3)	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.70	$8.48	$8.58	$9.49	$9.41	$9.38
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.20	$0.15	$0.09	$0.09	$0.14
Net realized and unrealized gain (loss)	(0.04)	0.21	(0.10)	(0.91)	0.08	0.03
Total income (loss) from operations	$0.07	$0.41	$0.05	$(0.82)	$0.17	$0.17
Less Distributions
From net investment income	$(0.10)	$(0.19)	$(0.15)	$(0.09)	$(0.09)	$(0.14)
Total distributions	$(0.10)	$(0.19)	$(0.15)	$(0.09)	$(0.09)	$(0.14)
Net asset value — End of period	$8.67	$8.70	$8.48	$8.58	$9.49	$9.41
Total Return(2)	0.85%(3)	4.92%	0.60%	(8.73)%	1.81%	1.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,526	$2,808	$3,312	$3,783	$4,939	$5,271
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.48%(5)	1.46%	1.44%	1.40%	1.40%	1.42%
Net expenses	1.48%(5)	1.46%	1.44%	1.40%	1.40%	1.42%
Net investment income	2.44%(5)	2.28%	1.79%	0.93%	0.92%	1.51%
Portfolio Turnover	22%(3)	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.16	$7.95	$8.04	$8.90	$8.82	$8.80
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.22	$0.16	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.04)	0.21	(0.09)	(0.86)	0.09	0.02
Total income (loss) from operations	$0.10	$0.47	$0.13	$(0.70)	$0.25	$0.23
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.22)	$(0.16)	$(0.17)	$(0.21)
Total distributions	$(0.13)	$(0.26)	$(0.22)	$(0.16)	$(0.17)	$(0.21)
Net asset value — End of period	$8.13	$8.16	$7.95	$8.04	$8.90	$8.82
Total Return(2)	1.30%(3)	5.97%	1.61%	(7.93)%	2.84%	2.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,557	$88,335	$76,354	$74,934	$79,579	$50,563
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.51%	0.49%	0.45%	0.45%	0.47%
Net expenses	0.53%(5)	0.51%	0.49%	0.45%	0.45%	0.47%
Net investment income	3.40%(5)	3.23%	2.75%	1.90%	1.84%	2.45%
Portfolio Turnover	22%(3)	44%	47%	34%	19%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.39	$8.14	$8.23	$9.19	$9.01	$9.07
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.21	$0.16	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.01)	0.25	(0.09)	(0.97)	0.18	(0.05)
Total income (loss) from operations	$0.12	$0.51	$0.12	$(0.81)	$0.34	$0.15
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.21)	$(0.15)	$(0.16)	$(0.21)
Total distributions	$(0.13)	$(0.26)	$(0.21)	$(0.15)	$(0.16)	$(0.21)
Net asset value — End of period	$8.38	$8.39	$8.14	$8.23	$9.19	$9.01
Total Return(2)	1.42%(3)	6.34%	1.43%	(8.86)%	3.84%	1.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,209	$30,766	$28,435	$35,914	$46,218	$38,368
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77%(5)	0.73%	0.71%	0.68%	0.67%	0.69%
Net expenses	0.77%(5)	0.73%	0.71%	0.68%	0.67%	0.69%
Net investment income	3.15%(5)	3.10%	2.53%	1.82%	1.78%	2.27%
Portfolio Turnover	41%(3)	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.15	$8.88	$8.98	$10.02	$9.83	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.21	$0.16	$0.10	$0.11	$0.15
Net realized and unrealized gain (loss)	(0.01)	0.27	(0.10)	(1.05)	0.18	(0.06)
Total income (loss) from operations	$0.10	$0.48	$0.06	$(0.95)	$0.29	$0.09
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.16)	$(0.09)	$(0.10)	$(0.15)
Total distributions	$(0.11)	$(0.21)	$(0.16)	$(0.09)	$(0.10)	$(0.15)
Net asset value — End of period	$9.14	$9.15	$8.88	$8.98	$10.02	$9.83
Total Return(2)	1.05%(3)	5.51%	0.65%	(9.48)%	3.00%	0.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,928	$1,642	$3,402	$4,221	$5,804	$8,767
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.53%(5)	1.48%	1.46%	1.43%	1.42%	1.45%
Net expenses	1.53%(5)	1.48%	1.46%	1.43%	1.42%	1.45%
Net investment income	2.40%(5)	2.35%	1.79%	1.06%	1.08%	1.52%
Portfolio Turnover	41%(3)	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.41	$8.15	$8.25	$9.21	$9.03	$9.09
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.23	$0.18	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.01)	0.26	(0.11)	(0.97)	0.18	(0.06)
Total income (loss) from operations	$0.13	$0.53	$0.12	$(0.79)	$0.36	$0.16
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.14)	$(0.27)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of period	$8.40	$8.41	$8.15	$8.25	$9.21	$9.03
Total Return(2)	1.52%(3)	6.67%	1.51%	(8.66)%	4.04%	1.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,416	$52,129	$44,622	$41,874	$47,433	$23,411
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%(5)	0.53%	0.51%	0.48%	0.47%	0.49%
Net expenses	0.58%(5)	0.53%	0.51%	0.48%	0.47%	0.49%
Net investment income	3.35%(5)	3.30%	2.76%	2.02%	1.94%	2.47%
Portfolio Turnover	41%(3)	42%	53%	48%	23%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.72	$8.55	$8.71	$9.76	$9.69	$9.67
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.26	$0.20	$0.19	$0.26
Net realized and unrealized gain (loss)	(0.04)	0.16	(0.17)	(1.05)	0.07	0.03
Total income (loss) from operations	$0.11	$0.46	$0.09	$(0.85)	$0.26	$0.29
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.25)	$(0.20)	$(0.19)	$(0.27)
Total distributions	$(0.15)	$(0.29)	$(0.25)	$(0.20)	$(0.19)	$(0.27)
Net asset value — End of period	$8.68	$8.72	$8.55	$8.71	$9.76	$9.69
Total Return(2)	1.26%(3)	5.52%	1.08%	(8.82)%	2.72%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,303	$46,482	$52,300	$44,538	$52,362	$50,698
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%(5)	0.71%	0.71%	0.69%	0.66%	0.69%
Net expenses	0.75%(5)	0.71%	0.71%	0.69%	0.66%	0.69%
Net investment income	3.52%(5)	3.45%	2.97%	2.14%	1.97%	2.67%
Portfolio Turnover	22%(3)	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.63	$9.44	$9.62	$10.77	$10.70	$10.67
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.21	$0.14	$0.13	$0.20
Net realized and unrealized gain (loss)	(0.05)	0.18	(0.18)	(1.15)	0.07	0.05
Total income (loss) from operations	$0.08	$0.44	$0.03	$(1.01)	$0.20	$0.25
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.21)	$(0.14)	$(0.13)	$(0.22)
Total distributions	$(0.13)	$(0.25)	$(0.21)	$(0.14)	$(0.13)	$(0.22)
Net asset value — End of period	$9.58	$9.63	$9.44	$9.62	$10.77	$10.70
Total Return(2)	0.82%(3)	4.76%	0.29%	(9.42)%	1.89%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,099	$2,835	$4,934	$5,364	$7,215	$7,210
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.50%(5)	1.46%	1.46%	1.44%	1.41%	1.44%
Net expenses	1.50%(5)	1.46%	1.46%	1.44%	1.41%	1.44%
Net investment income	2.77%(5)	2.69%	2.21%	1.38%	1.22%	1.92%
Portfolio Turnover	22%(3)	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.73	$8.56	$8.72	$9.77	$9.71	$9.68
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.28	$0.22	$0.21	$0.28
Net realized and unrealized gain (loss)	(0.04)	0.17	(0.17)	(1.05)	0.06	0.04
Total income (loss) from operations	$0.12	$0.48	$0.11	$(0.83)	$0.27	$0.32
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.27)	$(0.22)	$(0.21)	$(0.29)
Total distributions	$(0.16)	$(0.31)	$(0.27)	$(0.22)	$(0.21)	$(0.29)
Net asset value — End of period	$8.69	$8.73	$8.56	$8.72	$9.77	$9.71
Total Return(2)	1.36%(3)	5.73%	1.29%	(8.62)%	2.82%	3.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,593	$34,494	$30,219	$23,509	$28,155	$23,490
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.51%	0.51%	0.49%	0.46%	0.49%
Net expenses	0.55%(5)	0.51%	0.51%	0.49%	0.46%	0.49%
Net investment income	3.72%(5)	3.65%	3.17%	2.33%	2.17%	2.86%
Portfolio Turnover	22%(3)	68%	59%	15%	19%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.49	$8.26	$8.39	$9.28	$9.19	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.20	$0.14	$0.17	$0.21
Net realized and unrealized gain (loss)	(0.06)	0.23	(0.13)	(0.88)	0.09	0.01
Total income (loss) from operations	$0.08	$0.49	$0.07	$(0.74)	$0.26	$0.22
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.20)	$(0.15)	$(0.17)	$(0.22)
Total distributions	$(0.13)	$(0.26)	$(0.20)	$(0.15)	$(0.17)	$(0.22)
Net asset value — End of period	$8.44	$8.49	$8.26	$8.39	$9.28	$9.19
Total Return(2)	1.01%(3)	5.98%	0.78%	(8.09)%	2.82%	2.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,807	$52,460	$53,236	$56,810	$66,171	$64,513
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.70%	0.68%	0.66%	0.65%	0.67%
Net expenses	0.71%(5)	0.70%	0.68%	0.66%	0.65%	0.67%
Net investment income	3.27%(5)	3.09%	2.34%	1.63%	1.79%	2.28%
Portfolio Turnover	37%(3)	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.13	$8.89	$9.03	$9.98	$9.88	$9.88
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.21	$0.14	$0.08	$0.11	$0.15
Net realized and unrealized gain (loss)	(0.05)	0.24	(0.14)	(0.95)	0.10	0.01
Total income (loss) from operations	$0.06	$0.45	$0.00(2)	$(0.87)	$0.21	$0.16
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.14)	$(0.08)	$(0.11)	$(0.16)
Total distributions	$(0.11)	$(0.21)	$(0.14)	$(0.08)	$(0.11)	$(0.16)
Net asset value — End of period	$9.08	$9.13	$8.89	$9.03	$9.98	$9.88
Total Return(3)	0.68%(4)	5.10%	0.02%	(8.71)%	2.09%	1.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,442	$5,317	$6,418	$7,812	$9,200	$11,741
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.46%(6)	1.45%	1.43%	1.41%	1.40%	1.42%
Net expenses	1.46%(6)	1.45%	1.43%	1.41%	1.40%	1.42%
Net investment income	2.52%(6)	2.34%	1.59%	0.88%	1.05%	1.53%
Portfolio Turnover	37%(4)	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.51	$8.29	$8.42	$9.31	$9.21	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.21	$0.16	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.06)	0.21	(0.13)	(0.89)	0.11	0.01
Total income (loss) from operations	$0.09	$0.49	$0.08	$(0.73)	$0.29	$0.24
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.21)	$(0.16)	$(0.19)	$(0.24)
Total distributions	$(0.14)	$(0.27)	$(0.21)	$(0.16)	$(0.19)	$(0.24)
Net asset value — End of period	$8.46	$8.51	$8.29	$8.42	$9.31	$9.21
Total Return(2)	1.11%(3)	6.06%	0.98%	(7.88)%	3.14%	2.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,351	$158,632	$127,108	$110,681	$89,655	$64,747
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.50%	0.48%	0.46%	0.45%	0.47%
Net expenses	0.51%(5)	0.50%	0.48%	0.46%	0.45%	0.47%
Net investment income	3.47%(5)	3.29%	2.56%	1.84%	1.98%	2.47%
Portfolio Turnover	37%(3)	70%	100%	18%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.03	$7.83	$7.99	$8.94	$8.91	$8.83
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.27	$0.25	$0.16	$0.16	$0.22
Net realized and unrealized gain (loss)	(0.05)	0.20	(0.17)	(0.94)	0.04	0.09
Total income (loss) from operations	$0.08	$0.47	$0.08	$(0.78)	$0.20	$0.31
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.24)	$(0.17)	$(0.17)	$(0.23)
Total distributions	$(0.13)	$(0.27)	$(0.24)	$(0.17)	$(0.17)	$(0.23)
Net asset value — End of period	$7.98	$8.03	$7.83	$7.99	$8.94	$8.91
Total Return(2)	1.04%(3)	6.08%	1.03%	(8.84)%	2.23%	3.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,486	$81,908	$68,300	$79,721	$92,849	$83,651
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.71%	0.70%	0.66%	0.65%	0.67%
Interest and fee expense(6)	—	0.00%(7)	0.03%	—	—	—
Total expenses	0.74%(5)	0.71%	0.73%	0.66%	0.65%	0.67%
Net expenses	0.74%(5)	0.71%	0.73%	0.66%	0.65%	0.67%
Net investment income	3.39%(5)	3.41%	3.09%	1.91%	1.83%	2.46%
Portfolio Turnover	18%(3)	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.79	$8.58	$8.75	$9.79	$9.75	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.23	$0.20	$0.11	$0.11	$0.16
Net realized and unrealized gain (loss)	(0.05)	0.21	(0.17)	(1.04)	0.04	0.11
Total income (loss) from operations	$0.06	$0.44	$0.03	$(0.93)	$0.15	$0.27
Less Distributions
From net investment income	$(0.11)	$(0.23)	$(0.20)	$(0.11)	$(0.11)	$(0.18)
Total distributions	$(0.11)	$(0.23)	$(0.20)	$(0.11)	$(0.11)	$(0.18)
Net asset value — End of period	$8.74	$8.79	$8.58	$8.75	$9.79	$9.75
Total Return(2)	0.72%(3)	5.18%	0.33%	(9.52)%	1.54%	2.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,582	$3,790	$4,814	$7,009	$9,935	$11,102
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.48%(5)	1.47%	1.45%	1.41%	1.40%	1.42%
Interest and fee expense(6)	—	0.00%(7)	0.03%	—	—	—
Total expenses	1.48%(5)	1.47%	1.48%	1.41%	1.40%	1.42%
Net expenses	1.48%(5)	1.47%	1.48%	1.41%	1.40%	1.42%
Net investment income	2.64%(5)	2.67%	2.33%	1.15%	1.09%	1.71%
Portfolio Turnover	18%(3)	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.02	$7.83	$7.98	$8.94	$8.90	$8.82
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.29	$0.26	$0.18	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.04)	0.18	(0.15)	(0.96)	0.05	0.10
Total income (loss) from operations	$0.10	$0.47	$0.11	$(0.78)	$0.23	$0.33
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.26)	$(0.18)	$(0.19)	$(0.25)
Total distributions	$(0.14)	$(0.28)	$(0.26)	$(0.18)	$(0.19)	$(0.25)
Net asset value — End of period	$7.98	$8.02	$7.83	$7.98	$8.94	$8.90
Total Return(2)	1.27%(3)	6.16%	1.36%	(8.77)%	2.55%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,074	$108,842	$79,202	$74,789	$77,593	$57,461
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.51%	0.50%	0.47%	0.45%	0.47%
Interest and fee expense(6)	—	0.00%(7)	0.03%	—	—	—
Total expenses	0.54%(5)	0.51%	0.53%	0.47%	0.45%	0.47%
Net expenses	0.54%(5)	0.51%	0.53%	0.47%	0.45%	0.47%
Net investment income	3.59%(5)	3.61%	3.29%	2.11%	2.02%	2.65%
Portfolio Turnover	18%(3)	47%	86%	42%	25%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.71	$8.54	$8.62	$9.51	$9.44	$9.39
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.21	$0.17	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.06)	0.17	(0.09)	(0.90)	0.07	0.05
Total income (loss) from operations	$0.09	$0.46	$0.12	$(0.73)	$0.24	$0.27
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.20)	$(0.16)	$(0.17)	$(0.22)
Total distributions	$(0.15)	$(0.29)	$(0.20)	$(0.16)	$(0.17)	$(0.22)
Net asset value — End of period	$8.65	$8.71	$8.54	$8.62	$9.51	$9.44
Total Return(2)	1.06%(3)	5.50%	1.44%	(7.69)%	2.59%	2.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,938	$71,177	$70,953	$77,965	$90,752	$78,914
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.73%(5)	0.69%	0.66%	0.65%	0.64%	0.65%
Interest and fee expense(6)	0.03%(5)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	0.76%(5)	0.71%	0.73%	0.67%	0.65%	0.69%
Net expenses	0.76%(5)	0.71%	0.73%	0.67%	0.65%	0.69%
Net investment income	3.54%(5)	3.40%	2.38%	1.81%	1.81%	2.31%
Portfolio Turnover	41%(3)	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.24	$9.06	$9.14	$10.09	$10.01	$9.96
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.24	$0.15	$0.10	$0.11	$0.16
Net realized and unrealized gain (loss)	(0.06)	0.18	(0.08)	(0.95)	0.08	0.05
Total income (loss) from operations	$0.07	$0.42	$0.07	$(0.85)	$0.19	$0.21
Less Distributions
From net investment income	$(0.13)	$(0.24)	$(0.15)	$(0.10)	$(0.11)	$(0.16)
Total distributions	$(0.13)	$(0.24)	$(0.15)	$(0.10)	$(0.11)	$(0.16)
Net asset value — End of period	$9.18	$9.24	$9.06	$9.14	$10.09	$10.01
Total Return(2)	0.72%(3)	4.71%	0.74%	(8.44)%	1.89%	2.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,392	$4,976	$4,954	$7,333	$11,030	$14,085
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.48%(5)	1.44%	1.41%	1.40%	1.39%	1.40%
Interest and fee expense(6)	0.03%(5)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	1.51%(5)	1.46%	1.48%	1.42%	1.40%	1.44%
Net expenses	1.51%(5)	1.46%	1.48%	1.42%	1.40%	1.44%
Net investment income	2.79%(5)	2.65%	1.62%	1.05%	1.09%	1.57%
Portfolio Turnover	41%(3)	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.71	$8.54	$8.62	$9.52	$9.45	$9.40
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.22	$0.18	$0.19	$0.23
Net realized and unrealized gain (loss)	(0.05)	0.17	(0.08)	(0.90)	0.07	0.06
Total income (loss) from operations	$0.11	$0.48	$0.14	$(0.72)	$0.26	$0.29
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.22)	$(0.18)	$(0.19)	$(0.24)
Total distributions	$(0.16)	$(0.31)	$(0.22)	$(0.18)	$(0.19)	$(0.24)
Net asset value — End of period	$8.66	$8.71	$8.54	$8.62	$9.52	$9.45
Total Return(2)	1.27%(3)	5.72%	1.64%	(7.60)%	2.80%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,912	$105,813	$96,738	$68,602	$70,780	$56,246
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.52%(5)	0.49%	0.46%	0.45%	0.44%	0.45%
Interest and fee expense(6)	0.03%(5)	0.02%	0.07%	0.02%	0.01%	0.04%
Total expenses	0.55%(5)	0.51%	0.53%	0.47%	0.45%	0.49%
Net expenses	0.55%(5)	0.51%	0.53%	0.47%	0.45%	0.49%
Net investment income	3.74%(5)	3.60%	2.61%	2.01%	2.01%	2.50%
Portfolio Turnover	41%(3)	99%	72%	12%	20%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.22	$7.04	$7.19	$8.10	$8.06	$8.03
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.21	$0.17	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.02)	0.18	(0.17)	(0.92)	0.03	0.04
Total income (loss) from operations	$0.10	$0.42	$0.04	$(0.75)	$0.21	$0.24
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.19)	$(0.16)	$(0.17)	$(0.21)
Total distributions	$(0.12)	$(0.24)	$(0.19)	$(0.16)	$(0.17)	$(0.21)
Net asset value — End of period	$7.20	$7.22	$7.04	$7.19	$8.10	$8.06
Total Return(2)	1.35%(3)	6.12%	0.62%	(9.30)%	2.67%	3.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,242	$32,662	$33,859	$38,319	$46,788	$48,031
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.77%(5)	0.74%	0.70%	0.69%	0.67%	0.68%
Interest and fee expense(6)	—	—	0.05%	0.02%	0.01%	0.08%
Total expenses	0.77%(5)	0.74%	0.75%	0.71%	0.68%	0.76%
Net expenses	0.77%(5)	0.74%	0.75%	0.71%	0.68%	0.76%
Net investment income	3.37%(5)	3.43%	2.87%	2.19%	2.18%	2.53%
Portfolio Turnover	32%(3)	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.00	$7.80	$7.97	$8.98	$8.92	$8.90
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.21	$0.17	$0.12	$0.13	$0.16
Net realized and unrealized gain (loss)	(0.02)	0.20	(0.18)	(1.01)	0.05	0.03
Total income (loss) from operations	$0.08	$0.41	$(0.01)	$(0.89)	$0.18	$0.19
Less Distributions
From net investment income	$(0.10)	$(0.21)	$(0.16)	$(0.12)	$(0.12)	$(0.17)
Total distributions	$(0.10)	$(0.21)	$(0.16)	$(0.12)	$(0.12)	$(0.17)
Net asset value — End of period	$7.98	$8.00	$7.80	$7.97	$8.98	$8.92
Total Return(2)	1.00%(3)	5.33%	(0.18)%	(9.99)%	2.08%	2.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,634	$1,762	$1,584	$2,895	$4,551	$4,289
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.52%(5)	1.49%	1.46%	1.44%	1.42%	1.43%
Interest and fee expense(6)	—	—	0.05%	0.02%	0.01%	0.08%
Total expenses	1.52%(5)	1.49%	1.51%	1.46%	1.43%	1.51%
Net expenses	1.52%(5)	1.49%	1.51%	1.46%	1.43%	1.51%
Net investment income	2.62%(5)	2.68%	2.10%	1.44%	1.42%	1.77%
Portfolio Turnover	32%(3)	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.24	$7.05	$7.21	$8.12	$8.07	$8.05
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.22	$0.18	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.03)	0.19	(0.17)	(0.91)	0.05	0.03
Total income (loss) from operations	$0.10	$0.45	$0.05	$(0.73)	$0.24	$0.25
Less Distributions
From net investment income	$(0.12)	$(0.26)	$(0.21)	$(0.18)	$(0.19)	$(0.23)
Total distributions	$(0.12)	$(0.26)	$(0.21)	$(0.18)	$(0.19)	$(0.23)
Net asset value — End of period	$7.22	$7.24	$7.05	$7.21	$8.12	$8.07
Total Return(2)	1.45%(3)	6.47%	0.69%	(9.09)%	3.00%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,009	$26,538	$22,612	$19,671	$23,589	$19,401
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.57%(5)	0.54%	0.50%	0.49%	0.47%	0.48%
Interest and fee expense(6)	—	—	0.05%	0.02%	0.01%	0.08%
Total expenses	0.57%(5)	0.54%	0.55%	0.51%	0.48%	0.56%
Net expenses	0.57%(5)	0.54%	0.55%	0.51%	0.48%	0.56%
Net investment income	3.57%(5)	3.63%	3.08%	2.39%	2.36%	2.72%
Portfolio Turnover	32%(3)	78%	72%	19%	33%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of February 28, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
South Carolina Fund
Floating Rate Notes Outstanding	$1,600,008
Interest Rate or Range of Interest Rates (%)	2.28
Collateral for Floating Rate Notes Outstanding	$2,161,500
For the six months ended February 28, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
South Carolina Fund
Average Floating Rate Notes Outstanding	$1,600,000
Average Interest Rate	3.68%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2025.

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to February 28, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,414,988	$2,254,804	$1,358,789	$5,497,077
Long-term	$5,094,082	$3,944,004	$3,477,161	$7,904,940

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$8,708,987	$6,670,528	$3,490,503
Long-term	$12,858,853	$6,071,126	$4,876,690
The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$121,344,249	$92,248,730	$80,790,196	$216,898,334
Gross unrealized appreciation	$1,851,772	$1,394,264	$1,574,159	$3,004,705
Gross unrealized depreciation	(878,859)	(1,877,076)	(564,694)	(1,125,008)
Net unrealized appreciation (depreciation)	$972,913	$(482,812)	$1,009,465	$1,879,697

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$216,862,199	$185,690,071	$60,028,991
Gross unrealized appreciation	$3,164,602	$1,634,178	$1,067,152
Gross unrealized depreciation	(1,343,456)	(564,411)	(379,941)
Net unrealized appreciation	$1,821,146	$1,069,767	$687,211
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended February 28, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$212,909	$143,632	$135,252	$425,796
Effective Annual Rate	0.35%	0.32%	0.32%	0.38%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$389,193	$356,212	$86,252
Effective Annual Rate	0.38%	0.38%	0.28%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended February 28, 2025 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$1,121	$2,596	$1,718	$4,714
EVD's Class A Sales Charges	$2,958	$587	$1,253	$6,897
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,045	$1,287	$649	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$1,837	$1,194	$1,753
EVD's Class A Sales Charges	$15,336	$5,774	$3,796
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,500	$816	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2025 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$30,588	$29,813	$45,947	$54,362

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$82,355	$73,560	$31,596
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$10,055	$6,506	$9,025	$17,639

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$13,786	$17,602	$6,282
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2025 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$2,681	$1,735	$2,407	$4,704

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$3,676	$4,694	$1,675
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$ —	$ —
Class C	$187	$ —	$ —	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$2,821	$ —	$ —
Class C	$ —	$ —	$ —
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended February 28, 2025 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$26,601,249	$43,927,438	$17,901,607	$92,974,519
Sales	$27,844,119	$36,465,990	$18,386,640	$82,426,722

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$56,055,535	$86,319,570	$19,438,342
Sales	$37,799,825	$78,107,756	$20,511,416

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	110,115	$ 896,265	225,386	$ 1,815,793
Issued to shareholders electing to receive payments of distributions in Fund shares	55,574	450,608	115,049	920,958
Redemptions	(253,166)	(2,051,551)	(1,056,338)	(8,486,207)
Net decrease	(87,477)	$ (704,678)	(715,903)	$(5,749,456)
Class C
Sales	23,573	$ 204,274	72,782	$ 615,808
Issued to shareholders electing to receive payments of distributions in Fund shares	3,370	29,221	7,708	66,016
Redemptions	(58,270)	(503,414)	(148,193)	(1,276,328)
Net decrease	(31,327)	$ (269,919)	(67,703)	$ (594,504)
Class I
Sales	1,522,652	$12,372,831	3,465,505	$27,899,784
Issued to shareholders electing to receive payments of distributions in Fund shares	143,074	1,162,737	229,593	1,845,812
Redemptions	(1,226,302)	(9,935,394)	(2,469,244)	(19,634,286)
Net increase	439,424	$ 3,600,174	1,225,854	$10,111,310
Maryland Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	191,328	$ 1,596,314	763,575	$ 6,336,189
Issued to shareholders electing to receive payments of distributions in Fund shares	45,416	379,814	88,098	725,286
Redemptions	(420,786)	(3,502,791)	(678,036)	(5,614,693)
Net increase (decrease)	(184,042)	$(1,526,663)	173,637	$ 1,446,782

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Maryland Fund (continued)
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	42,731	$ 386,863	40,435	$ 366,527
Issued to shareholders electing to receive payments of distributions in Fund shares	1,841	16,791	6,624	59,267
Redemptions	(13,270)	(120,884)	(250,789)	(2,272,225)
Net increase (decrease)	31,302	$ 282,770	(203,730)	$(1,846,431)
Class I
Sales	1,765,231	$14,765,532	2,507,998	$20,747,382
Issued to shareholders electing to receive payments of distributions in Fund shares	93,276	781,742	155,973	1,287,099
Redemptions	(631,278)	(5,276,258)	(1,934,163)	(15,834,717)
Net increase	1,227,229	$10,271,016	729,808	$ 6,199,764
Missouri Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	379,182	$3,301,038	1,278,177	$10,877,726
Issued to shareholders electing to receive payments of distributions in Fund shares	82,648	717,411	183,008	1,573,412
Redemptions	(569,465)	(4,932,937)	(2,249,638)	(19,454,463)
Net decrease	(107,635)	$ (914,488)	(788,453)	$(7,003,325)
Class C
Sales	647	$ 6,202	33,901	$ 328,005
Issued to shareholders electing to receive payments of distributions in Fund shares	2,730	26,176	9,498	90,034
Redemptions	(78,622)	(754,318)	(271,672)	(2,573,368)
Net decrease	(75,245)	$ (721,940)	(228,273)	$(2,155,329)
Class I
Sales	794,693	$6,897,969	1,418,292	$12,224,515
Issued to shareholders electing to receive payments of distributions in Fund shares	60,510	525,887	104,910	904,234
Redemptions	(707,776)	(6,131,954)	(1,103,607)	(9,453,985)
Net increase	147,427	$1,291,902	419,595	$ 3,674,764

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,153,047	$ 9,710,643	857,742	$ 7,219,263
Issued to shareholders electing to receive payments of distributions in Fund shares	90,563	764,116	166,733	1,392,527
Redemptions	(690,701)	(5,826,176)	(1,288,414)	(10,741,401)
Net increase (decrease)	552,909	$ 4,648,583	(263,939)	$(2,129,611)
Class C
Sales	31,607	$ 286,672	28,512	$ 257,161
Issued to shareholders electing to receive payments of distributions in Fund shares	6,273	56,948	14,843	133,245
Redemptions	(130,720)	(1,189,309)	(183,231)	(1,653,370)
Net decrease	(92,840)	$ (845,689)	(139,876)	$(1,262,964)
Class I
Sales	4,216,317	$35,741,666	8,392,089	$70,328,569
Issued to shareholders electing to receive payments of distributions in Fund shares	185,366	1,568,152	301,879	2,530,864
Redemptions	(3,375,745)	(28,434,572)	(5,402,516)	(44,943,010)
Net increase	1,025,938	$ 8,875,246	3,291,452	$27,916,423
Oregon Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,125,798	$ 9,039,671	3,076,739	$24,441,345
Issued to shareholders electing to receive payments of distributions in Fund shares	168,411	1,345,045	300,251	2,374,793
Redemptions	(1,288,010)	(10,312,385)	(1,896,938)	(14,918,700)
Net increase	6,199	$ 72,331	1,480,052	$11,897,438
Class C
Sales	19,195	$ 168,499	25,804	$ 225,646
Issued to shareholders electing to receive payments of distributions in Fund shares	5,385	47,109	12,043	104,141
Redemptions	(45,951)	(401,282)	(168,092)	(1,446,425)
Net decrease	(21,371)	$ (185,674)	(130,245)	$(1,116,638)

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Oregon Fund (continued)
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	4,389,442	$34,995,681	6,381,836	$50,661,629
Issued to shareholders electing to receive payments of distributions in Fund shares	252,406	2,014,068	378,219	2,989,219
Redemptions	(1,651,491)	(13,159,698)	(3,315,200)	(26,014,381)
Net increase	2,990,357	$23,850,051	3,444,855	$27,636,467
South Carolina Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	938,879	$ 8,174,699	1,048,858	$ 9,036,456
Issued to shareholders electing to receive payments of distributions in Fund shares	129,971	1,126,107	241,980	2,075,959
Redemptions	(585,270)	(5,061,927)	(1,427,355)	(12,229,878)
Net increase (decrease)	483,580	$ 4,238,879	(136,517)	$(1,117,463)
Class C
Sales	35,273	$ 323,949	146,535	$ 1,333,347
Issued to shareholders electing to receive payments of distributions in Fund shares	4,914	45,184	10,950	99,595
Redemptions	(100,610)	(924,070)	(165,828)	(1,505,848)
Net decrease	(60,423)	$ (554,937)	(8,343)	$ (72,906)
Class I
Sales	2,439,642	$21,127,550	3,732,621	$31,988,000
Issued to shareholders electing to receive payments of distributions in Fund shares	161,265	1,398,187	275,606	2,368,150
Redemptions	(2,516,353)	(21,736,927)	(3,187,770)	(27,209,845)
Net increase	84,554	$ 788,810	820,457	$ 7,146,305

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Virginia Fund
	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	280,807	$2,028,065	440,889	$ 3,108,751
Issued to shareholders electing to receive payments of distributions in Fund shares	63,712	458,736	137,236	973,415
Redemptions	(528,005)	(3,799,392)	(866,379)	(6,201,271)
Net decrease	(183,486)	$(1,312,591)	(288,254)	$(2,119,105)
Class C
Sales	4,406	$ 35,009	54,696	$ 436,385
Issued to shareholders electing to receive payments of distributions in Fund shares	2,459	19,624	4,585	36,020
Redemptions	(22,220)	(177,351)	(42,257)	(334,421)
Net increase (decrease)	(15,355)	$ (122,718)	17,024	$ 137,984
Class I
Sales	796,022	$5,742,538	1,674,548	$11,865,586
Issued to shareholders electing to receive payments of distributions in Fund shares	51,366	370,566	93,600	665,395
Redemptions	(493,792)	(3,551,695)	(1,307,521)	(9,129,358)
Net increase	353,596	$2,561,409	460,627	$ 3,401,623
8  Line of Credit
The Funds participate with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

At February 28, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,050,890	$ —	$ 1,050,890
Tax-Exempt Municipal Obligations	—	118,995,165	—	118,995,165
Taxable Municipal Obligations	—	2,271,107	—	2,271,107
Total Investments	$ —	$122,317,162	$ —	$122,317,162
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 88,743,417	$ —	$ 88,743,417
Taxable Municipal Obligations	—	3,022,501	—	3,022,501
Total Investments	$ —	$ 91,765,918	$ —	$ 91,765,918
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,009,708	$ —	$ 1,009,708
Tax-Exempt Municipal Obligations	—	77,490,295	—	77,490,295
Taxable Municipal Obligations	—	3,299,658	—	3,299,658
Total Investments	$ —	$ 81,799,661	$ —	$ 81,799,661
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 996,530	$ —	$ 996,530
Tax-Exempt Municipal Obligations	—	214,728,102	—	214,728,102
Taxable Municipal Obligations	—	3,053,399	—	3,053,399
Total Investments	$ —	$218,778,031	$ —	$218,778,031
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$210,756,048	$ —	$210,756,048
Taxable Municipal Obligations	—	7,927,297	—	7,927,297
Total Investments	$ —	$218,683,345	$ —	$218,683,345

Eaton Vance
Municipal Income Funds
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$187,512,472	$ —	$187,512,472
Taxable Municipal Obligations	—	847,374	—	847,374
Total Investments	$ —	$188,359,846	$ —	$188,359,846
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 59,223,158	$ —	$ 59,223,158
Taxable Municipal Obligations	—	497,507	—	497,507
Short-Term Investments	—	995,537	—	995,537
Total Investments	$ —	$ 60,716,202	$ —	$ 60,716,202

MUNI7-NCSR    2.28.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: April 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025